                             LETTER TO SHAREHOLDERS

Dear Shareholder:

                               Photo: John Knutson
                                  President and Chairman of the Board

The last 12 months have seen some interesting economic developments. Interest rates began to drop in the last quarter of 1994 and continued to drop through all of 1995. This has had a positive effect on the Jackson National Capital Management Funds (JNCMF). The following is a discussion of the performance and investment strategy of JNCMF. I encourage you to read these informative sections.

MONEY MARKET FUND

Results from the Jackson National Money Market Fund continued strong over the last 12 months. The Fund's 7-day yield as of October 31, 1995, was 5.37%.

The average maturity of the Fund's investments, largely commercial paper, has been 24-36 days. This strategy has served the Fund well-over the last 12 months. It is our intention to continue this practice at this time.

The Fund declares dividends daily and distributes dividends monthly.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset and return value of $1.00 per share.

Performance data cited here represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

TAX-EXEMPT FUND

The Jackson National Tax-Exempt Fund reported a total return (including reinvestment of dividends and/or distributions and excluding sales charges) since November 30, 1992, through October 31, 1995, of 19.85%.

The Fund's performance reflects the current municipal bond market trend as indicated by the Fund's benchmark index, the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a broad, unmanaged index of tax-exempt state and local government and industrial revenue bonds. The Fund's results are in line with the total return of the Lehman Brothers Municipal Bond Index which returned 23.09% since November 30, 1992.

The total return for the 12 months ending October 31, 1995, was 11.32%. The 30-day yield as of October 31, 1995, was 4.07%. For an investor in the 31% federal tax bracket, this yield is equivalent to a taxable yield of 5.90%.

                             LETTER TO SHAREHOLDERS

The Fund's average annual total return (including the maximum sales charge of 4.75%) was 4.54% since commencement of operations on November 12, 1992 through October 31, 1995, and 6.00% for the one-year period of November 1, 1994, through October 31, 1995.

The Fund invests in tax-exempt securities. Income produced by these securities is primarily free from federal income tax, but may be subject to the Alternative Minimum Tax and may be subject to state and local taxes. JNCMF passes interest produced by the Fund through to its shareholders as monthly dividends. Dividends may also include net taxable capital gains from the sale of securities.

INCOME FUND

The Jackson National Income Fund's total return (including reinvestment of dividends and/or distributions and excluding sales charges) since November 30, 1992, was 21.58% through October 31, 1995. The Fund's total return for the twelve months ending October 31, 1995 was 13.13%. Average annual total return (including the maximum sales charge of 4.75%) was 4.82% since commencement of operations through October 31, 1995, and 7.80% for the one-year period of November 1, 1994, through October 31, 1995.

The Fund's benchmark index, the Lehman Brothers Aggregate Bond Index, produced a return of 25.15% from November 30, 1992, through October 31, 1995. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index made up of U.S. Treasury securities, corporate bonds and mortgage-backed bonds.

The Fund invests primarily in investment-grade debt securities. No more than 30% of the Fund's total assets can consist of securities rated below A- (Standard and Poor's) or A3 (Moody's). For a complete discussion of fixed-income quality ratings, refer to the Statement of Additional Information, available on request, by calling 800/888-FUND (800/888-3863).

GROWTH FUND

Because the Jackson National Growth Fund has invested in the 500 common stocks of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), in about the same proportion as those stocks are represented in the Index, the Fund's performance has closely reflected that of the S&P 500 Index.

The Fund's total return for the 12 month period ending October 31, 1995 (including reinvestment of dividends and/or distributions and excluding sales charges) was 25.83%. The Fund's cumulative total return since November 30, 1992, through October 31, 1995, was 43.82%, against the S&P 500 Index's return of 45.79%. It should be noted that the Fund has expenses and costs associated with it that do not affect the return of the S&P 500 Index.

The Fund's average annual total return (including the maximum sales charge of 4.75%) was 19.90% for the one-year period ending October 31, 1995, and 11.97% since commencement of operations on November 12, 1992, through October 31, 1995.

                             LETTER TO SHAREHOLDERS


TOTAL RETURN FUND

The Jackson National Total Return Fund looks for bargains in the market wherever they may be found. It has been the Fund's practice to seek out fundamentally sound, but undervalued stocks, corporate and U.S. Treasury fixed-income securities and carefully selected non-investment-grade bonds.

The Fund's cumulative total return (including reinvestment of dividends and/or distributions and excluding sales charges) since November 30, 1992, through October 31, 1995, was 40.59%. The Fund's total return for the 12 months ending October 31, 1995, was 22.72%.

The Fund's average annual total return (including the maximum sales charge of 4.75%) was 10.85% since commencement of operations on November 12, 1992, through October 31, 1995, and 16.90% for the twelve-month period ending October 31, 1995.

In selecting investments for the Fund, its managers use a value-based approach in looking at individual issues. If, in analyzing an issue's fundamentals, the fund managers determine that the market undervalues a particular investment, it may be considered for purchase. We believe this is a sound approach to total return investing and will continue to pursue market opportunities in this way.

IN CLOSING

It's our goal to see that our mutual funds serve you as successful investment vehicles. Thank you very much for choosing Jackson National Capital Management Funds and for allowing us to help you with your financial goals. If you have any questions about JNCMF or your account, please call us toll-free at 800/888-FUND (800/888-3863).

Sincerely,

John A. Knutson
John A. Knutson
President and Chairman

                            PERFORMANCE COMPARISONS

JACKSON NATIONAL
TAX-EXEMPT FUND
This graph compares the total return performance of the Jackson National Tax-Exempt Fund to the Lehman Brothers Municipal Bond Index, an unmanaged, commonly used measure of municipal bond total return results.

AVERAGE ANNUAL TOTAL RETURN
 AS OF OCTOBER 31, 1995


                         SINCE
                       INCEPTION
 1 YEAR                (11/12/92)

  6.00%                   4.54%



              LEHMAN BROS.       TAX
              MUNIC. INDEX      EXEMPT

30-NOV-92       10,000          9,525
31-DEC-92       10,102          9,612
31-JAN-93       10,219          9,755
28-FEB-93       10,589         10,120
31-MAR-93       10,477          9,947
30-APR-93       10,583         10,054
28-MAY-93       10,642         10,103
30-JUN-93       10,820         10,288
30-JUL-93       10,834         10,268
31-AUG-93       11,059         10,485
30-SEP-93       11,185         10,672
31-OCT-93       11,206         10,712
30-NOV-93       11,108         10,623
31-DEC-93       11,342         10,811
31-JAN-94       11,471         10,931
28-FEB-94       11,174         10,608
31-MAR-94       10,720         10,264
30-APR-94       10,811         10,313
31-MAY-94       10,905         10,403
30-JUN-94       10,838         10,350
31-JUL-94       11,037         10,501
31-AUG-94       11,075         10,529
30-SEP-94       10,912         10,402
31-OCT-94       10,718         10,255
30-NOV-94       10,524         10,117
31-DEC-94       10,756         10,316
31-JAN-95       11,063         10,513
28-FEB-95       11,385         10,701
31-MAR-95       11,516         10,794
30-APR-95       11,530         10,793
31-MAY-95       11,898         11,102
30-JUN-95       11,794         10,983
31-JUL-95       11,906         11,068
31-AUG-95       12,058         11,186
30-SEP-95       12,133         11,217
31-OCT-95       12,309         11,416


JACKSON NATIONAL
INCOME FUND
This graph compares the total return performance of the Jackson National Income Fund to the Lehman Brothers Aggregate Bond Index, an unmanaged, commonly used measure of bond total return results.

AVERAGE ANNUAL TOTAL RETURN
 AS OF OCTOBER 31, 1995

                             SINCE
                           INCEPTION
  1 YEAR                   (11/12/92)

   7.80%                     4.82%



              LEHMAN BROS.
               AGGR. BOND        INCOME

30-NOV-92       10,000           9,525
31-DEC-92       10,159           9,669
31-JAN-93       10,354           9,939
28-FEB-93       10,535          10,173
31-MAR-93       10,580          10,223
30-APR-93       10,654          10,291
28-MAY-93       10,667          10,251
30-JUN-93       10,860          10,490
30-JUL-93       10,922          10,539
31-AUG-93       11,114          10,809
30-SEP-93       11,144          10,899
31-OCT-93       11,185          10,940
30-NOV-93       11,090          10,757
31-DEC-93       11,150          10,822
31-JAN-94       11,300          10,986
28-FEB-94       11,103          10,676
31-MAR-94       10,829          10,343
30-APR-94       10,743          10,215
31-MAY-94       10,742          10,209
30-JUN-94       10,718          10,184
31-JUL-94       10,931          10,338
31-AUG-94       10,944          10,365
30-SEP-94       10,783          10,241
31-OCT-94       10,774          10,237
30-NOV-94       10,797          10,202
31-DEC-94       10,872          10,263
31-JAN-95       11,087          10,412
28-FEB-95       11,351          10,628
31-MAR-95       11,420          10,714
30-APR-95       11,580          10,836
31-MAY-95       12,028          11,198
30-JUN-95       12,116          11,267
31-JUL-95       12,089          11,229
31-AUG-95       12,236          11,354
30-SEP-95       12,354          11,438
31-OCT-95       12,515          11,581

                            PERFORMANCE COMPARISONS


JACKSON NATIONAL
GROWTH FUND
This graph compares the total return performance of the Jackson National Growth Fund to the Standard & Poor's 500 Composite Index, an unmanaged, commonly used measure of common stock total return results.

AVERAGE ANNUAL TOTAL RETURN
 AS OF OCTOBER 31, 1995

                           SINCE
                         INCEPTION
  1 YEAR                 (11/12/92)

  19.90%                   11.97%



              STANDARD &        GROWTH
               POOR'S 500        FUND

30-NOV-92       10,000          9,525
31-DEC-92       10,123          9,633
31-JAN-93       10,208          9,708
28-FEB-93       10,347          9,839
31-MAR-93       10,565         10,045
30-APR-93       10,310          9,792
28-MAY-93       10,586         10,055
30-JUN-93       10,616         10,073
30-JUL-93       10,574         10,027
31-AUG-93       10,975         10,401
30-SEP-93       10,891         10,317
31-OCT-93       11,116         10,523
30-NOV-93       11,010         10,420
31-DEC-93       11,142         10,542
31-JAN-94       11,520         10,896
28-FEB-94       11,206         10,600
31-MAR-94       10,718         10,131
30-APR-94       10,855         10,255
31-MAY-94       11,031         10,418
30-JUN-94       10,760         10,160
31-JUL-94       11,112         10,494
31-AUG-94       11,565         10,915
30-SEP-94       11,281         10,647
31-OCT-94       11,533         10,887
30-NOV-94       11,114         10,494
31-DEC-94       11,278         10,646
31-JAN-95       11,570         10,921
28-FEB-95       12,021         11,345
31-MAR-95       12,375         11,650
30-APR-95       12,739         11,985
31-MAY-95       13,247         12,458
30-JUN-95       13,555         12,743
31-JUL-95       14,004         13,157
31-AUG-95       14,039         13,186
30-SEP-95       14,631         13,748
31-OCT-95       14,579         13,698


JACKSON NATIONAL
TOTAL RETURN FUND
This graph compares the total return performance of the Jackson National Total Return Fund to the Standard & Poor's 500 Composite Stock Price and Lehman Brothers Aggregate Bond indexes, which are unmanaged, commonly used measures of total return results for common stocks and bonds, respectively.

AVERAGE ANNUAL TOTAL RETURN
 AS OF OCTOBER 31, 1995

                           SINCE
                         INCEPTION
  1 YEAR                 (11/12/92)

  16.90%                   10.85%




              STANDARD &        TOTAL        LEHMAN BROS.
               POOR'S 500       RETURN        AGGR. BOND

30-NOV-92       10,000          9,525           10,000
31-DEC-92       10,123          9,710           10,159
31-JAN-93       10,208          9,862           10,354
28-FEB-93       10,347         10,032           10,535
31-MAR-93       10,565         10,249           10,580
30-APR-93       10,310         10,145           10,654
28-MAY-93       10,586         10,211           10,667
30-JUN-93       10,616         10,494           10,860
30-JUL-93       10,574         10,513           10,922
31-AUG-93       10,975         10,797           11,114
30-SEP-93       10,891         10,740           11,144
31-OCT-93       11,116         10,844           11,185
30-NOV-93       11,010         10,740           11,090
31-DEC-93       11,142         10,872           11,150
31-JAN-94       11,520         11,186           11,300
28-FEB-94       11,206         10,993           11,103
31-MAR-94       10,718         10,608           10,829
30-APR-94       10,855         10,618           10,743
31-MAY-94       11,031         10,740           10,742
30-JUN-94       10,760         10,638           10,718
31-JUL-94       11,112         10,821           10,931
31-AUG-94       11,565         11,166           10,944
30-SEP-94       11,281         10,912           10,783
31-OCT-94       11,533         10,912           10,774
30-NOV-94       11,114         10,689           10,797
31-DEC-94       11,278         10,825           10,872
31-JAN-95       11,570         11,121           11,087
28-FEB-95       12,021         11,522           11,351
31-MAR-95       12,375         11,755           11,420
30-APR-95       12,739         11,955           11,580
31-MAY-95       13,247         12,431           12,028
30-JUN-95       13,555         12,526           12,116
31-JUL-95       14,004         12,800           12,089
31-AUG-95       14,039         12,948           12,236
30-SEP-95       14,631         13,339           12,354
31-OCT-95       14,579         13,392           12,515


These graphs assume an initial investment of $10,000 made on November 30, 1992. Returns shown include the effect of the 4.75% maximum sales charge, the reinvestment of all distributions at net asset value and the changes in share price for the stated periods. The indexes cited represent unmanaged groups of securities or bonds differing from the composition of the Jackson National Capital Management Funds. Returns indicate past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         [PRICE WATERHOUSE LETTERHEAD]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and
Board of Trustees of
Jackson National Capital Management Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Jackson National Money Market Fund, Jackson National Tax-Exempt Fund, Jackson National Income Fund, Jackson National Growth Fund and Jackson National Total Return Fund (constituting the Jackson National Capital Management Funds, hereafter referred to as the "Funds") at October 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period ended October 31, 1995 and for the period November 12, 1992 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP


November 30, 1995

                   JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995

                                            MONEY                                                       TOTAL
                                           MARKET       TAX-EXEMPT       INCOME         GROWTH         RETURN
                                            FUND           FUND           FUND           FUND           FUND
                                         -----------    -----------    -----------    -----------    -----------
ASSETS
  Investments in securities, at value
    (Cost: $24,181,808; $20,722,121;
    $21,161,776; $10,769,062; and
    $20,230,669, respectively)........   $24,181,808    $21,365,546    $21,663,367    $13,547,461    $23,218,924
  Cash................................         2,932         91,698          2,593         99,985         39,684
  Receivables
    Dividends and interest............            --        373,635        485,118         19,685        252,035
    Fund shares sold..................        60,076         20,528             --          1,598          4,364
    Investments sold..................            --        396,935             --            905        316,380
  Prepaid expenses....................        10,630         10,630         10,630         10,630         10,630
                                         -----------    -----------    -----------    -----------    -----------
         Total Assets.................   $24,255,446    $22,258,972    $22,161,708    $13,680,264    $23,842,017
                                         -----------    -----------    -----------    -----------    -----------
LIABILITIES
  Payables
    Dividends to shareholders.........   $     4,267    $     1,232    $     1,834    $        --    $        --
    Fund shares redeemed..............        85,813             --             --            800             --
    Investments purchased.............            --        494,083             --         80,224        134,276
    Adviser...........................        19,618         19,618         19,618         19,618         19,618
  Accrued expenses and other
    liabilities.......................        48,038         34,651         35,396         35,664         38,385
                                         -----------    -----------    -----------    -----------    -----------
         Total Liabilities............       157,736        549,584         56,848        136,306        192,279
                                         -----------    -----------    -----------    -----------    -----------
NET ASSETS............................   $24,097,710    $21,709,388    $22,104,860    $13,543,958    $23,649,738
                                         ===========    ===========    ===========    ===========    ===========
NET ASSETS CONSIST OF
  Trust capital (beneficial
    interest).........................   $24,097,710    $20,982,723    $22,508,366    $ 7,295,758    $18,264,481
  Accumulated undistributed net
    investment income.................            --            552            489        352,957        842,197
  Accumulated net realized gains
    (losses) on investments...........            --         82,688       (905,586)     3,116,844      1,554,805
  Accumulated net unrealized
    appreciation on investments.......            --        643,425        501,591      2,778,399      2,988,255
                                         -----------    -----------    -----------    -----------    -----------
         Net Assets...................   $24,097,710    $21,709,388    $22,104,860    $13,543,958    $23,649,738
                                         ===========    ===========    ===========    ===========    ===========
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (unlimited number of
  shares authorized)..................    24,097,710      2,085,712      2,188,205        973,881      1,864,527
                                         ===========    ===========    ===========    ===========    ===========
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE...........................         $1.00         $10.41         $10.10         $13.91         $12.68
                                               =====         ======         ======         ======         ======
MAXIMUM PUBLIC OFFERING PRICE (Net
  Asset Value Per Share divided by
  0.9525 for a 4.75% sales charge
  except for the Money Market Fund)...         $1.00         $10.93         $10.60         $14.60         $13.31
                                               =====         ======         ======         ======         ======

  The accompanying notes to financial statements are an integral part of these statements.

                   JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1995

                                                MONEY                                                   TOTAL
                                                MARKET      TAX- EXEMPT     INCOME        GROWTH        RETURN
                                                 FUND          FUND          FUND          FUND          FUND
                                              ----------    ----------    ----------    ----------    ----------
INVESTMENT INCOME
  Dividends................................   $       --    $       --    $   36,308    $  565,352    $  526,971
  Taxable interest.........................    1,206,993         9,116     1,600,987            --       842,943
  Tax-exempt interest......................           --     1,289,560            --            --            --
  Other income.............................           --            --         7,000            --        12,197
  Foreign tax withholding..................           --            --            --        (2,258)           --
                                              ----------    ----------    ----------    ----------    ----------
    Total Investment Income................    1,206,993     1,298,676     1,644,295       563,094     1,382,111
                                              ----------    ----------    ----------    ----------    ----------
EXPENSES
  Administrative service fees..............           --        59,099        59,203        49,986        64,562
  Adviser fees.............................      100,515       118,199       142,087        49,986       180,773
  Custodian fees...........................       17,018         6,801         9,549        21,060        15,878
  Portfolio accounting fees................       42,000        42,000        42,000        42,000        42,000
  Professional fees........................       24,251        24,251        24,251        24,251        24,251
  S.E.C. and state registration fees.......       22,240        22,219        22,217        22,249        22,236
  Transfer agency fees.....................      124,868        83,130        83,946        85,267        98,913
  Other....................................        8,339         6,830         7,388        17,024        10,323
                                              ----------    ----------    ----------    ----------    ----------
    Total Expenses.........................      339,231       362,529       390,641       311,823       458,936
                                              ----------    ----------    ----------    ----------    ----------
    Less
      Reimbursement from Adviser...........     (277,622)     (149,234)     (155,633)     (262,088)     (151,094)
      Fees paid indirectly.................          (81)       (5,604)       (6,950)       (4,147)       (8,842)
                                              ----------    ----------    ----------    ----------    ----------
    Total Net Expenses.....................       61,528       207,691       228,058        45,588       299,000
                                              ----------    ----------    ----------    ----------    ----------
Net Investment Income......................    1,145,465     1,090,985     1,416,237       517,506     1,083,111
                                              ----------    ----------    ----------    ----------    ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS
  Net realized gains on investments........           --        82,674        84,845     3,128,377     1,555,619
  Net change in unrealized appreciation
    (depreciation) on investments..........           --     1,448,037     1,313,114      (218,864)    2,295,607
                                              ----------    ----------    ----------    ----------    ----------
NET REALIZED AND UNREALIZED GAINS ON
  INVESTMENTS..............................           --     1,530,711     1,397,959     2,909,513     3,851,226
                                              ----------    ----------    ----------    ----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...............................   $1,145,465    $2,621,696    $2,814,196    $3,427,019    $4,934,337
                                              ==========    ==========    ==========    ==========    ==========

  The accompanying notes to financial statements are an integral part of these statements.

                   JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                MONEY MARKET FUND                       TAX-EXEMPT FUND
                                           ----------------------------           ----------------------------
                                            YEAR ENDED      YEAR ENDED             YEAR ENDED      YEAR ENDED
                                             10/31/95        10/31/94               10/31/95        10/31/94
                                           ------------     -----------           ------------     -----------
OPERATIONS
  Net investment income.................   $  1,145,465     $   242,335           $  1,090,985     $ 1,331,513
  Net realized gains (losses) on
    investments.........................             --              --                 82,674         187,580
  Net change in unrealized appreciation
    (depreciation) on investments.......             --              --              1,448,037      (2,850,463)
                                           ------------     -----------           ------------     -----------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.............      1,145,465         242,335              2,621,696      (1,331,370)
                                           ------------     -----------           ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.................     (1,145,465)       (242,335)            (1,090,902)     (1,331,695)
  Net realized gains on investments.....             --              --               (187,566)             --
                                           ------------     -----------           ------------     -----------
Total Distributions to Shareholders.....     (1,145,465)       (242,335)            (1,278,468)     (1,331,695)
                                           ------------     -----------           ------------     -----------
TRUST SHARE TRANSACTIONS
  Purchases of trust shares.............     41,294,922       9,912,678                666,409       1,543,929
  Income dividends reinvested...........      1,105,023         233,871              1,077,486       1,315,151
  Capital gain distributions
    reinvested..........................             --              --                187,004              --
  Redemption of trust shares............    (27,404,428)     (5,159,230)           (11,028,400)       (622,347)
                                           ------------     -----------           ------------     -----------
Net Increase (Decrease) in Trust
  Capital...............................     14,995,517       4,987,319             (9,097,501)      2,236,733
                                           ------------     -----------           ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS...     14,995,517       4,987,319             (7,754,273)       (426,332)
NET ASSETS BEGINNING OF PERIOD..........      9,102,193       4,114,874             29,463,661      29,889,993
                                           ------------     -----------           ------------     -----------
NET ASSETS END OF PERIOD................   $ 24,097,710     $ 9,102,193           $ 21,709,388     $29,463,661
                                           ============     ===========           ============     ===========
Undistributed Net Investment Income.....   $         --     $        --           $        552     $       469
                                           ============     ===========           ============     ===========

  The accompanying notes to financial statements are an integral part of these statements.

        INCOME FUND                      GROWTH FUND                   TOTAL RETURN FUND
----------------------------     ----------------------------     ----------------------------
 YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
  10/31/95        10/31/94         10/31/95        10/31/94         10/31/95        10/31/94
------------     -----------     ------------     -----------     ------------     -----------
$  1,416,237     $ 1,691,684     $    517,506     $   768,351     $  1,083,111     $ 1,320,616

      84,845        (990,465)       3,128,377         172,128        1,555,619          20,197

   1,313,114      (2,705,042)        (218,864)        226,877        2,295,607      (1,129,267)
------------     -----------     ------------     -----------     ------------     -----------

   2,814,196      (2,003,823)       3,427,019       1,167,356        4,934,337         211,546
------------     -----------     ------------     -----------     ------------     -----------

  (1,416,253)     (1,691,766)        (794,089)       (679,498)      (1,356,169)     (1,258,830)
          --        (187,914)        (183,124)        (10,428)         (20,167)     (1,046,251)
------------     -----------     ------------     -----------     ------------     -----------

  (1,416,253)     (1,879,680)        (977,213)       (689,926)      (1,376,336)     (2,305,081)
------------     -----------     ------------     -----------     ------------     -----------

     593,692       1,873,137        2,885,484       2,906,392        1,829,337       4,012,336
   1,392,590       1,672,248          793,295         678,575        1,353,794       1,255,399
          --         185,633          182,992          10,414           20,149       1,043,399
 (10,718,110)       (739,619)     (27,735,223)       (823,872)     (18,925,616)       (821,322)
------------     -----------     ------------     -----------     ------------     -----------
  (8,731,828)      2,991,399      (23,873,452)      2,771,509      (15,722,336)      5,489,812
------------     -----------     ------------     -----------     ------------     -----------
  (7,333,885)       (892,104)     (21,423,646)      3,248,939      (12,164,335)      3,396,277
  29,438,745      30,330,849       34,967,604      31,718,665       35,814,073      32,417,796
------------     -----------     ------------     -----------     ------------     -----------
$ 22,104,860     $29,438,745     $ 13,543,958     $34,967,604     $ 23,649,738     $35,814,073
============     ===========     ============     ===========     ============     ===========
$        489     $       505     $    352,957     $   629,540     $    842,197     $ 1,115,255
============     ===========     ============     ===========     ============     ===========

                   JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS

                              FINANCIAL HIGHLIGHTS

                                                MONEY MARKET FUND                          TAX-EXEMPT FUND
                                         --------------------------------         ---------------------------------
                                           YEAR        YEAR      PERIOD             YEAR        YEAR       PERIOD
                                          ENDED       ENDED       ENDED            ENDED       ENDED        ENDED
                                         10/31/95    10/31/94   10/31/93*         10/31/95    10/31/94    10/31/93*
                                         --------    --------   ---------         --------    --------    ---------
SELECTED PER SHARE DATA
Net asset value, beginning of period...  $  1.00      $ 1.00     $  1.00          $  9.87     $ 10.78      $ 10.00
Income From Investment Operations
  Net investment income(c).............     0.06        0.04        0.03             0.48        0.46         0.44
  Net realized and unrealized gains
    (losses) on investments............       --          --          --             0.60       (0.91)        0.78
                                         -------      ------      ------          -------     -------      -------
      Total from investment
         operations....................     0.06        0.04        0.03             1.08       (0.45)        1.22
                                         -------      ------      ------          -------     -------      -------
Less Distributions From
  Net investment income................    (0.06)      (0.04)      (0.03)           (0.48)      (0.46)       (0.44)
  Net realized gain on
    investments(f).....................       --          --          --            (0.06)         --           --
                                         -------      ------      ------          -------     -------      -------
      Total distributions to
         shareholders..................    (0.06)      (0.04)      (0.03)           (0.54)      (0.46)       (0.44)
                                         -------      ------      ------          -------     -------      -------
Net increase (decrease) in net asset
  value................................       --          --          --             0.54       (0.91)        0.78
                                         -------      ------      ------          -------     -------      -------
Net asset value, end of period.........  $  1.00      $ 1.00     $  1.00          $ 10.41     $  9.87      $ 10.78
                                         =======      ======      ======          =======     =======      =======
TOTAL RETURN(A)(B).....................     5.87 %      3.94%       3.25%           11.32%      (4.27)%      12.82%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................  $24,098      $9,102     $ 4,115          $21,709     $29,464      $29,890
Ratio of net expenses to average net
  assets(b)(d).........................     0.31 %      0.00%       0.00%            0.88%       0.90%        0.88%
Ratio of net investment income to
  average net assets(b)(d).............     5.71 %      4.00%       3.15%            4.64%       4.46%        4.38%
Portfolio turnover rate................       --          --          --            79.18%      41.74%        0.00%

RATIO INFORMATION ASSUMING NO EXPENSE
  REIMBURSEMENT OR OFFSET
Ratio of expenses to average net
  assets(b)(e).........................     1.69 %      3.19%       5.35%            1.54%       1.22%        1.07%
Ratio of net investment income to
  average net assets(b)(e).............     4.33 %      0.81%      (2.20)%           3.98%       4.14%        4.19%

-------------------------
 *  From commencement of operations on November 12, 1992.

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period.

(b) The amounts for the period ended October 31, 1993 have been annualized.

(c) For the year ended October 31, 1995, less than $.01 per share of investment income in the Tax-Exempt Fund is subject to federal taxes. In prior years, no investment income in the Tax-Exempt Fund was subject to federal taxes.

(d) Computed after giving effect to the Adviser's expense reimbursement, and after fees paid indirectly for the year ended October 31, 1995.

  The accompanying notes to financial statements are an integral part of these statements.

               INCOME FUND                           GROWTH FUND                        TOTAL RETURN FUND
    ---------------------------------     ---------------------------------     ---------------------------------
      YEAR        YEAR       PERIOD         YEAR        YEAR       PERIOD         YEAR        YEAR       PERIOD
     ENDED       ENDED        ENDED        ENDED       ENDED        ENDED        ENDED       ENDED        ENDED
    10/31/95    10/31/94    10/31/93*     10/31/95    10/31/94    10/31/93*     10/31/95    10/31/94    10/31/93*
    --------    --------    ---------     --------    --------    ---------     --------    --------    ---------
    $  9.49     $ 10.80      $ 10.00      $ 11.38     $ 11.24      $ 10.00      $ 10.75     $ 11.48      $ 10.00
       0.60        0.57         0.57         0.42        0.25         0.23         0.53        0.40         0.43
       0.61       (1.24)        0.80         2.43        0.13         1.05         1.82       (0.33)        1.11
    --------    --------    ---------     --------    --------    ---------     --------    --------    ---------
       1.21       (0.67)        1.37         2.85        0.38         1.28         2.35        0.07         1.54
    --------    --------    ---------     --------    --------    ---------     --------    --------    ---------
      (0.60)      (0.57)       (0.57)       (0.26)      (0.24)       (0.04)       (0.41)      (0.44)       (0.06)
         --       (0.07)          --        (0.06)         --           --        (0.01)      (0.36)          --
    --------    --------    ---------     --------    --------    ---------     --------    --------    ---------
      (0.60)      (0.64)       (0.57)       (0.32)      (0.24)       (0.04)       (0.42)      (0.80)       (0.06)
    --------    --------    ---------     --------    --------    ---------     --------    --------    ---------
       0.61       (1.31)        0.80         2.53        0.14         1.24         1.93       (0.73)        1.48
    --------    --------    ---------     --------    --------    ---------     --------    --------    ---------
    $ 10.10     $  9.49      $ 10.80      $ 13.91     $ 11.38      $ 11.24      $ 12.68     $ 10.75      $ 11.48
    ========    ========    =========     ========    ========    =========     ========    ========    =========
      13.13%      (6.42)%      14.50%       25.83%       3.46%       13.19%       22.72%       0.63%       15.92%
    $22,105     $29,439      $30,331      $13,544     $34,968      $31,719      $23,650     $35,814      $32,418
       0.97%       0.97%        0.99%        0.23%       0.46%        0.49%        1.16%       1.16%        1.18%
       6.01%       5.68%        5.66%        2.60%       2.32%        2.27%        4.22%       3.82%        4.26%
     100.91%     141.95%       31.49%        9.10%       2.83%        0.53%       90.23%      50.29%       56.86%
       1.66%       1.30%        1.18%        1.57%       0.96%        0.85%        1.79%       1.35%        1.27%
       5.32%       5.35%        5.47%        1.26%       1.83%        1.91%        3.59%       3.63%        4.17%

-------------------------
(e) For the year ended October 31, 1995, the manner in which total expenses are calculated changed to exclude expense offsets for custodian fees (i.e., fees paid indirectly).

(f) For the year ended October 31, 1995, all capital gain distributions were from long-term capital gains, which are taxed as capital gains to the shareholder. For the year ended October 31, 1994, all capital gain distributions were from short-term capital gains, which are taxed as ordinary income to the shareholder.

                   JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1995

NOTE 1 -- ORGANIZATION

     Jackson National Capital Management Funds (the "Trust") is a Massachusetts Business Trust registered as an open-ended diversified management investment company under the Investment Company Act of 1940. The Trust is comprised of five separate investment portfolios (the "Funds"): the Money Market Fund, Tax-Exempt Fund, Income Fund, Growth Fund and Total Return Fund.

     The costs associated with the organization of the Trust and certain other initial period costs have been borne by Jackson National Financial Services, Inc., the Trust's investment adviser ("Adviser"). The Adviser is a subsidiary of Jackson National Life Insurance Company ("Jackson National").

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

     Security Valuation -- Portfolio securities traded on national exchanges are valued at the last reported sales prices. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. Portfolio securities which are debt instruments are valued based on valuations supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations. Instruments held by the Money Market Fund and fixed income securities purchased with remaining maturities of 60 days or less held by the other Funds are valued on an amortized cost basis. Otherwise, securities are valued in good faith under the direction of the Board of Trustees.

     Federal Income Taxes -- The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have paid no federal income or excise taxes and no federal income or excise tax provision is required.

     The percentage of income from the Income Fund, the Growth Fund and the Total Return Fund which is eligible for the corporate dividend received deduction, for the year ended October 31, 1995, is 2%, 99% and 28%, respectively. The percentage of income from the Tax-Exempt Fund which is exempt from federal income tax, for the year ended October 31, 1995, is 99%. The Income Fund has $905,740 in net capital losses which expire October 31, 2002 that may be used to offset capital gains in future years to the extent provided by tax regulations. For the year ended October 31, 1995, the Income Fund utilized $84,725 of its net capital loss carryforward.

     Distributions to Shareholders -- Net investment income is distributed to each shareholder as a dividend. Dividends to shareholders are recorded on the ex-dividend date. Dividends from the Money Market Fund are declared daily and distributed monthly. Dividends from the Tax-Exempt Fund and Income Fund are declared and paid monthly. Dividends from the Growth Fund and Total Return Fund are declared and paid annually, but may be done more frequently to avoid excise tax. Net realized gains from securities transactions, if any, are distributed at least annually, after the close of the Fund's fiscal year.

     Credit Risk -- The Funds hold investments in variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the variable rate demand note issuer and does not anticipate nonperformance on these instruments.

     Other -- Investment security transactions are accounted for on trade date. All discounts and premiums on securities purchased are amortized to expected maturity. Realized gains or losses on sales are determined on a specific cost identification basis, or if not specified, on a first-in-first-out basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded as earned.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Investment Management Agreement with the Adviser for management of each Fund's portfolio and for the administration of other Trust affairs. As compensation for its services, the Adviser receives a fee based on the net assets of the Funds as of the close of business on each valuation day. The adviser fee is computed based on an annual rate of the average daily net assets of each Fund as follows:

Money Market Fund....................   .50%
Tax-Exempt Fund......................   .50%
Income Fund..........................   .60%
Growth Fund..........................   .25%
Total Return Fund....................   .70%

     The Trust has also entered into an Administrative Services Agreement with the Adviser. Under the agreement, effective June 1, 1994, the Adviser appoints various broker-dealers and other firms to provide, or itself provides, information and administrative services to the Funds' shareholders. The administration fee is computed at an annual rate of .25% of each Fund's average daily net assets, with the exception of the Money Market Fund, which does not pay the administration fee.

     The Adviser has entered into a Sub-Advisory Agreement with PPM America, Inc., an affiliate of the Adviser. The sub-advisory fee, which is paid by the Adviser, is at an annual rate of .035% of each Fund's average daily net assets.

     Trustees not affiliated with Jackson National or the Adviser receive a fee of one thousand dollars for each meeting of the Board of Trustees attended. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees. The Trust paid fees of $8,000 to non-affiliated Trustees for the year ended October 31, 1995.

     Each Fund is charged for those expenses that are directly attributable to it, such as advisory, administration, custodian, accounting services and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated in equal proportion to each Fund. Each Fund earns credits on uninvested cash balances. These credits are used to offset custodian expenses and are not included in the total operating expenses for purposes of calculating the Adviser expense reimbursements for all Funds. Each Fund could have invested cash balances in an income producing asset if it had not agreed to a reduction in custodian expenses under the expense offset arrangement.

     The Adviser reimburses the Funds for annual expenses in excess of the lowest expense limitation imposed by the states. In addition to this reimbursement, the Adviser has voluntarily reimbursed the Funds for total operating expenses (before custodian expense reduction) exceeding the following percentages of average daily net assets:

Money Market Fund...................    .50%
Tax-Exempt Fund.....................    .90%
Income Fund.........................   1.00%
Growth Fund.........................    .25%
Total Return Fund...................   1.20%

     Prior to May 1, 1995, the Adviser reimbursed all expenses in the Money Market Fund. Prior to October 1, 1994, the expenses that exceeded .50% of average daily net assets in the Growth Fund were reimbursed by the Adviser. Voluntary reimbursements to these Funds may be modified or discontinued at any time by the Adviser.

     For the year ended October 31, 1995, the Adviser, who is also the distributor of the Funds, received sales charges of $18,104; $16,946; $71,151; and $48,200 on sales of shares of the Tax-Exempt Fund, Income Fund, Growth Fund, and Total Return Fund, respectively.

NOTE 4 -- INVESTMENT TRANSACTIONS

     During the year ended October 31, 1995, purchases and sales or maturities of securities, other than short-term obligations, were as follows (in thousands):

                  TAX-                          TOTAL
                 EXEMPT    INCOME    GROWTH    RETURN
                  FUND      FUND      FUND      FUND
                 -------   -------   -------   -------
Purchases......  $17,748   $21,853   $ 1,889   $22,840
Proceeds from
  sales and
  maturities...   24,022    26,407    26,062    38,163

     Included in these transactions were purchases and sales of U.S. Government obligations in the Income Fund of $16,807,266, and $10,606,269, respectively, and in the Total Return Fund of $12,015,015, and $11,242,689, respectively.
     Cost of investments is substantially the same for financial reporting purposes and federal income tax purposes.

     The gross unrealized appreciation and depreciation on investments at October 31, 1995, were as follows (in thousands):

                       TAX-                      TOTAL
                      EXEMPT   INCOME   GROWTH   RETURN
                       FUND     FUND     FUND     FUND
                      ------   ------   ------   ------
Appreciation........   $650     $558    $3,083   $3,051
Depreciation........     (7)     (56)     (305)     (63)
                       ----     ----    ------   ------
Net unrealized
  appreciation......   $643     $502    $2,778   $2,988
                       ====     ====    ======   ======

NOTE 5 -- TRUST TRANSACTIONS

     Transactions in trust shares were as follows (in thousands):

                       MONEY    TAX-                   TOTAL
                      MARKET   EXEMPT  INCOME  GROWTH  RETURN
                       FUND     FUND    FUND    FUND    FUND
                      -------  ------  ------  ------  ------
For year ended
  October 31, 1995:
Shares purchased.....  41,295     66       61    234      162
Income dividends
  reinvested.........   1,105    107      143     73      132
Capital gain
  distributions
  reinvested.........       0     19        0     17        2
Shares redeemed...... (27,404)(1,092)  (1,119)(2,423)  (1,763)
                      -------  -----   ------  -----   ------
Net increase
  (decrease) of trust
  shares.............  14,996   (900)    (915)(2,099)  (1,467)
                      =======  =====   ======  =====   ======

                         MONEY    TAX-                   TOTAL
                         MARKET  EXEMPT  INCOME  GROWTH  RETURN
                          FUND    FUND    FUND    FUND    FUND
                         ------  ------  ------  ------  ------
For year ended October
  31, 1994:
Shares purchased.......  9,912     148     183     264     371
Income dividends
  reinvested...........    234     127     168      61     117
Capital gain
  distributions
  reinvested...........      0       0      18       1      97
Shares redeemed........ (5,159)    (61)    (74)    (75)    (76)
                         ------    ---     ---     ---     ---
Net increase of trust
  shares...............  4,987     214     295     251     509
                         =====     ===     ===     ===     ===

     In February 1995, Jackson National redeemed approximately 2,100,000; 1,040,000; 1,047,000; and 1,630,000 shares in the Money Market Fund, Tax-Exempt Fund, Income Fund and Total Return Fund, respectively. In March 1995, Jackson National redeemed approximately 2,277,000 shares of the Growth Fund. Jackson National continues to have ownership of more than 25% of the outstanding shares of the Tax-Exempt Fund, Income Fund, Growth Fund and Total Return Fund.

                       JACKSON NATIONAL MONEY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1995

                                   PRINCIPAL      MARKET
                                    AMOUNT         VALUE
                                   ---------    -----------
COMMERCIAL PAPER -- 100%
CAPTIVE FINANCE COMPANIES -- 20.01%
American Express Credit 5.70%,
  11/17/1995....................   $300,000     $   299,240
American Express Credit 5.70%,
  12/29/1995....................    650,000         644,031
Chrysler Financial Corporation
  5.75%, 11/03/1995.............    350,000         349,888
Chrysler Financial Corporation
  5.70%, 11/07/1995.............    700,000         699,335
Ford Motor Credit Corporation
  5.67%, 11/22/1995.............    450,000         448,512
Ford Motor Credit Corporation
  5.69%, 01/12/1995.............    500,000         494,310
General Motors Acceptance
  Corporation
  5.67%, 11/16/1995.............    710,000         708,323
General Motors Acceptance
  Corporation
  5.60%, 12/18/1995.............    235,000         233,282
J.C. Penney Funding Corporation
  5.73%, 11/06/1995.............    815,000         814,351
J.C. Penney Funding Corporation
  5.72%, 12/08/1995.............    150,000         149,118
                                                -----------
    Subtotal....................                  4,840,390

COMPUTERS & TECHNOLOGY -- 6.48%
Hewlett-Packard Company 5.60%,
  12/21/1995....................    875,000         868,194
IBM Corporation
  5.75%, 11/15/1995.............    700,000         698,435
                                                -----------
    Subtotal....................                  1,566,629

CONSUMER FINANCE -- 12.90%
American General Finance
  Corporation
  5.72%, 11/27/1995.............    115,000         114,525
American General Finance
  Corporation
  5.69%, 12/15/1995.............    280,000         278,053
American General Finance
  Corporation
  5.70%, 01/29/1996.............    545,000         537,320
Beneficial Corporation 5.72%,
  12/06/1995....................    435,000         432,581
Household Finance Corporation
  5.73%, 11/30/1995.............    165,000         164,238
Household Finance Corporation
  5.70%, 12/04/1995.............    800,000         795,820
Norwest Financial, Inc. 5.70%,
  11/29/1995....................    800,000         796,453
                                                -----------
    Subtotal....................                  3,118,990

                                   PRINCIPAL      MARKET
                                    AMOUNT         VALUE
                                   ---------    -----------
CONSUMER PRODUCTS -- 13.27%
Coca-Cola Company 5.70%,
  01/11/1996....................    400,000         395,503
ConAgra, Inc.
  5.78%, 11/10/1995.............    475,000         474,314
Hasbro, Inc.
  5.60%, 12/18/1995.............    700,000         694,882
Hasbro, Inc.
  5.69%, 12/20/1995.............    250,000         248,064
H.J. Heinz Company 5.78%,
  11/01/1995....................    125,000         125,000
H.J. Heinz Company 5.73%,
  11/14/1995....................    800,000         798,345
Tyson Foods, Inc.
  5.85%, 11/27/1995.............    475,000         472,993
                                                -----------
    Subtotal....................                  3,209,101

ELECTRIC UTILITIES -- .58%
Florida Power Corporation 5.73%,
  11/14/1995....................    140,000         139,710
ENERGY -- 7.58%
Chevron Oil Finance Company
  5.70%, 11/29/1995.............    735,000         731,741
Consolidated Natural Gas Company
  5.72%, 11/01/1995.............    297,000         297,000
Consolidated Natural Gas Company
  5.72%, 11/02/1995.............    500,000         499,921
Dresser Industries, Inc. 5.72%,
  11/06/1995....................    305,000         304,758
                                                -----------
    Subtotal....................                  1,833,420

HEALTH CARE -- 4.84%
A.H. Robins Company, Inc. 5.72%,
  01/16/1996....................    325,000         321,075
Allergan, Inc.
  5.66%, 12/05/1995.............    250,000         248,664
American Home Products 5.75%,
  11/02/1995....................    600,000         599,904
                                                -----------
    Subtotal....................                  1,169,643

INDEPENDENT FINANCE COMPANIES -- 11.04%
Associates Corporation 5.68%,
  12/22/1995....................    885,000         877,879
CIT Group Holding, Inc. 5.73%,
  11/13/1995....................    505,000         504,035
CIT Group Holding, Inc. 5.73%,
  12/14/1995....................    525,000         521,407
General Electric Capital
  Corporation
  5.70%, 11/20/1995.............    505,000         503,481

                                   PRINCIPAL      MARKET
                                    AMOUNT         VALUE
                                   ---------    -----------
COMMERCIAL PAPER (CONTINUED)
----------------------------
General Electric Capital
  Corporation
  5.69%, 11/27/1995.............    265,000         263,911
                                                -----------
    Subtotal....................                  2,670,713

INSURANCE -- 3.82%
USAA Capital Corporation 5.67%,
  12/19/1995....................    930,000         922,969

MORTGAGE BANKING -- 3.93%
Countrywide Funding Corporation
  5.77%, 12/07/1995.............    450,000         447,404
Countrywide Funding Corporation
  5.77%, 12/08/1995.............    505,000         502,005
                                                -----------
    Subtotal....................                    949,409
RETAIL -- 2.37%
Wal-Mart Corporation 5.72%,
  11/21/1995....................    575,000         573,173

                                   PRINCIPAL      MARKET
                                    AMOUNT         VALUE
                                   ---------    -----------
TELECOMMUNICATIONS -- 13.18%
AT&T Corporation
  5.65%, 11/21/1995.............    265,000         264,168
AT&T Corporation
  5.65%, 11/22/1995.............    210,000         209,308
BellSouth Telecommunications,
  Inc. 5.72%, 11/13/1995........    930,000         928,227
GTE Northwest, Inc. 5.73%,
  11/09/1995....................    900,000         898,854
GTE Corporation
  5.78%, 11/28/1995.............    225,000         224,025
GTE Corporation
  5.79%, 11/28/1995.............    365,000         363,415
US West Communications, Inc.
  5.75%, 11/08/1995.............    300,000         299,664
                                                -----------
    Subtotal....................                  3,187,661
                                                -----------

TOTAL INVESTMENTS -- 100%
-------------------------
  (amortized cost
    $24,181,808)................                $24,181,808
                                                ===========

  The accompanying notes to financial statements are an integral part of this schedule.

                        JACKSON NATIONAL TAX-EXEMPT FUND

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1995

                                   PRINCIPAL     MARKET
                                    AMOUNT        VALUE
                                   ---------   -----------
MUNICIPAL BONDS -- 99.53%
-------------------------
ARIZONA -- 2.59%
Arizona State Transportation Board
  Highway Revenue
  4.70%, 07/01/2005............... $ 350,000   $   345,912
Salt River Project AZ Electric
  Systems Revenue
  5.20%, 01/01/2002...............   200,000       206,910
                                               -----------
    Subtotal......................                 552,822

COLORADO -- 1.25%
Aurora CO
  4.75%, 11/01/2014...............   300,000       266,868

CONNECTICUT -- 1.96%
Connecticut State Housing
  Financing Authority 6.70%,
  11/15/2012......................   400,000       419,304

FLORIDA -- 5.32%
Florida State
  5.125%, 07/01/2017..............   300,000       279,372
Florida State Board Education
  Capital Outlay 5.00%,
  06/01/2015......................   500,000       461,215
Jacksonville FL Electric Authority
  Revenue 5.20%, 10/01/2009.......   400,000       396,080
                                               -----------
    Subtotal......................               1,136,667

GEORGIA -- 4.49%
DeKalb County GA Water & Sewer
  Revenue 5.125%, 10/01/2014......   400,000       377,988
Georgia State Series D
  6.80%, 08/01/2006...............   500,000       580,880
                                               -----------
    Subtotal......................                 958,868

ILLINOIS -- 8.56%
Chicago IL Metropolitan Water
  5.40%, 12/01/2006............... 400,000..       413,128
Chicago IL Public Building Revenue
  5.80%, 01/01/2013(a)............   250,000       252,098
Chicago IL Wastewater Transmission
  Revenue 5.375%, 01/01/2013(a)...   500,000       488,730
Illinois Health Facilities
  Authority Revenue 6.00%,
  02/15/2019......................   250,000       240,285
Illinois State Sales Tax Revenue
  Series M 6.80%, 06/15/2009......   400,000       434,168
                                               -----------
    Subtotal......................               1,828,409

INDIANA -- 3.65%
Indiana State Office Building
  Commission Correctional
  Facilities Revenue 6.375%,
  07/01/2016......................   350,000       361,452
Indianapolis IN Transportation
  Revenue 6.00%, 07/01/2010.......   405,000       418,458
                                               -----------
    Subtotal......................                 779,910

                                   PRINCIPAL     MARKET
                                    AMOUNT        VALUE
                                   ---------   -----------
KENTUCKY -- 2.41%
Kentucky State Turnpike Authority
  Economic Development Revenue
  5.375%, 01/01/2000..............   500,000       515,655

MARYLAND -- 5.92%
Maryland State Department of
  Transportation 6.25%,
  09/01/2003......................   350,000       377,783
University of Maryland System
  Auxiliary Facility & Tuition
  Revenue 6.30%, 02/01/2008.......   365,000       392,094
Washington Suburban Sanitation
  District Maryland
  3.75%, 06/01/1998...............   500,000       494,750
                                               -----------
    Subtotal......................               1,264,627

MASSACHUSETTS -- 6.57%
Boston MA Revenue
  5.75%, 02/15/2013(b)............   330,000       330,884
Massachusetts State Convention
  Center Authority Hynes
  Convention Center 5.90%,
  09/01/1998......................   400,000       416,984
Massachusetts State Health &
  Educational Facilities Authority
  Revenue 5.60%, 11/01/2014.......   250,000       253,053
Massachusetts State Water
  Pollution Abatement Treatment
  5.70%, 02/01/2014...............   400,000       402,936
                                               -----------
    Subtotal......................               1,403,857

MICHIGAN -- 1.89%
Michigan State Building Authority
  Revenue 5.625%, 10/01/2010......   400,000       402,904

MINNESOTA -- 2.92%
Minneapolis & St. Paul MN Housing
  & Redevelopment Authority &
  Health Care Systems 5.00%,
  11/15/2013(c)...................   300,000       277,473
Rochester MN Health Care
  5.75%, 11/15/2021...............   350,000       345,615
                                               -----------
    Subtotal......................                 623,088

MISSOURI -- 2.02%
Missouri State Environmental
  Improvement & Energy Resource
  Authority 6.45%, 07/01/2008.....   400,000       432,336

NEBRASKA -- 1.41%
Lincoln NE Electric Systems
  Revenue 5.25%, 09/01/2015.......   320,000       301,910

NEW JERSEY -- 4.51%
New Jersey Building Authority
  State Building Revenue
  5.00%, 06/15/2010(b)............   500,000       486,325

                                   PRINCIPAL     MARKET
                                    AMOUNT        VALUE
                                   ---------   -----------
MUNICIPAL BONDS (CONTINUED)
----------------------------------
New Jersey Sports & Exposition
  5.20%, 01/01/2020...............   510,000       477,992
                                               -----------
    Subtotal......................                 964,317

NEW YORK -- 6.30%
New York State Dormatory Authority
  Revenue 5.70%, 07/01/2011(b)....   450,000       463,149
New York State Urban Development
  5.375%, 01/01/2012(b)...........   500,000       492,270
Triborough Bridge & Tunnel
  Authority 5.05%, 01/01/2017.....   400,000       390,684
                                               -----------
    Subtotal......................               1,346,103

NORTH CAROLINA -- 1.85%
Mecklenburg County NC
  5.00%, 04/01/2009...............   400,000       395,364
OHIO -- 4.60%
Columbus OH Water System Revenue
  6.10%, 11/01/2003...............   415,000       453,408
Ohio State Public Facilities
  Commission 5.75%,
  11/01/2006(c)...................   500,000       529,140
                                               -----------
    Subtotal......................                 982,548

PENNSYLVANIA -- 4.32%
Pennsylvania Housing and Finance
  Authority 5.55%,
  07/01/2007(d)...................   400,000       401,300
Pennsylvania State University
  5.40%, 08/15/2004...............   500,000       520,905
                                               -----------
    Subtotal......................                 922,205

SOUTH CAROLINA -- 2.09%
Columbia SC Waterworks and Sewer
  System Revenue
  6.50%, 02/01/2002...............   405,000       446,120
TEXAS -- 8.89%
Dallas TX Waterworks & Sewer
  5.90%, 10/01/1999...............   300,000       316,650
Harris County TX
  5.125%, 10/01/2013..............   380,000       361,175
Lower Colorado River Authority TX
  Revenue 5.25%, 01/01/2015.......   300,000       279,723
San Antonio TX Electric & Gas
  5.00%, 02/01/2014...............   225,000       207,736
Tarrant County TX Health
  Facilities Development
  Corporation Health System
  Revenue
  6.40%, 09/01/1998(a)............   500,000       527,805

                                   PRINCIPAL     MARKET
                                    AMOUNT        VALUE
                                   ---------   -----------
TEXAS (CONTINUED)
University Texas University
  Revenue 6.10%, 08/15/1997.......   200,000       206,956
                                               -----------
    Subtotal......................               1,900,045

UTAH -- .89%
Intermountain Power Agency UT
  Power Supply Revenue
  5.25%, 07/01/2014...............   200,000       190,166
VIRGINIA -- 2.72%
Virginia State Transportation
  Board Transportation Contract
  Revenue 5.25%, 05/15/2012.......   600,000       581,928
WASHINGTON -- 8.58%
Seattle WA Water System Revenue
  5.50%, 06/01/2018...............   410,000       394,104
South Columbia Basin Revenue
  6.00%, 12/01/2003...............   440,000       478,698
Washington State
  6.50%, 05/01/2004...............   400,000       447,304
Washington State Public Power
  Supply System Nuclear Project
  5.45%, 07/01/2000...............   500,000       513,620
                                               -----------
                                                 1,833,726
WISCONSIN -- 3.82%
Wisconsin State 6.25%,
  05/01/2012......................   400,000       434,536
Wisconsin State Transportation
  Revenue 4.75%, 07/01/2012.......   425,000       381,263
                                               -----------
    Subtotal                                       815,799
                                               -----------
    Total Municipal Bonds
      (cost $20,622,121)..........              21,265,546
                                               -----------
SHORT TERM INVESTMENTS -- .47%
----------------------------------
VARIABLE RATE DEMAND NOTES -- .47%
Ohio State Water Development
  Authority Revenue 11/01/2015....   100,000       100,000
                                               -----------
    Total Short Term Investments
      (cost $100,000).............                 100,000
                                               -----------
Total Investments -- 100%
  (cost $20,722,121)..............             $21,365,546
                                                ==========

-------------------------
(a) Insured by Financial Guarantee Insurance Company.

(b) Insured by MBIA Insurance Corporation.

(c) Insured by AMBAC Indemnity Corporation.

(d) Insured by Federal National Mortgage Association.

  The accompanying notes to financial statements are an integral part of this schedule.

                          JACKSON NATIONAL INCOME FUND

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1995

                                  SHARES
                               OR PRINCIPAL      MARKET
                                  AMOUNT          VALUE
                               ------------    -----------
PREFERRED STOCKS -- 1.29%
-------------------------
ENERGY -- 1.29%
Atlantic Richfield Company
  9.00% Convertible.........        12,445     $   280,013
                                               -----------

    Total Preferred Stocks
      (cost $335,293).......                       280,013
                                               -----------

CORPORATE OBLIGATIONS -- 17.80%
-------------------------------
AEROSPACE & DEFENSE -- 1.03%
Northrop Grumman Corporation
  8.625%, 10/15/2004........    $  200,000         223,156

CAPITAL GOODS & MANUFACTURING -- 1.42%
Case Corporation 7.25%,
  08/01/2005................       300,000         307,065

CHEMICALS -- 2.08%
Occidental Petroleum
  Corporation 8.75%,
  01/15/2023................       200,000         229,162
Union Carbide Corporation
  8.75%, 08/01/2022.........       200,000         221,080
                                               -----------
    Subtotal................                       450,242

CONSUMER PRODUCTS -- .93%
Joseph Seagram & Sons 7.00%,
  04/15/2008................       200,000         201,248

DOMESTIC BANKS -- .97%
Nationsbank Corporation
  7.75%, 08/15/2015.........       200,000         209,894

ENERGY -- 3.64%
Phillips Petroleum Company
  8.86%, 05/15/2022.........       200,000         221,044
Vastar Resources, Inc.
  8.75%, 02/01/2005.........       250,000         280,788
Western Atlas, Inc. 8.55%,
  06/15/2024................       250,000         287,820
                                               -----------
    Subtotal................                       789,652

FOREIGN GOVERNMENT -- .68%
Quebec Province 7.50%,
  07/15/2023................       150,000         148,665

                                  SHARES
                               OR PRINCIPAL      MARKET
                                  AMOUNT          VALUE
                               ------------    -----------
INDEPENDENT FINANCE COMPANIES -- 2.34%
Associates Corporation
  North America 8.625%,
  11/15/2004................       200,000         227,440
Household Finance
  Corporation 9.00%,
  09/28/2001................       250,000         279,715
                                               -----------
    Subtotal................                       507,155

INSURANCE -- 1.03%
American Reinsurance
  Corporation 10.875%,
  09/15/2004................       200,000         222,752

MEDIA -- .53%
Tele-Communications, Inc.
  9.80%, 02/01/2012.........       100,000         114,556

METALS & MINING -- 2.12%
ASARCO, Inc. 7.875%,
  04/15/2013................       200,000         205,142
WMC Finance Limited USA
  7.25%, 11/15/2013.........       250,000         253,623
                                               -----------
    Subtotal................                       458,765

PAPER & FOREST PRODUCTS -- 1.03%
Georgia-Pacific Corporation
  9.50%, 05/15/2022.........       200,000         223,190
                                               -----------
    Total Corporate
      Obligations (cost
      $3,616,502)...........                     3,856,340
                                               -----------
U.S. GOVERNMENT SECURITIES -- 80.91%
------------------------------------
U.S. TREASURY BONDS --
  16.37%
U.S. Treasury Bond 11.125%,
  08/15/2003................       185,000         243,245
U.S. Treasury Bond 10.625%,
  08/15/2015................       250,000         368,945
U.S. Treasury Bond 7.25%,
  05/15/2016................       200,000         218,938
U.S. Treasury Bond 8.125%,
  08/15/2019................       215,000         258,806
U.S. Treasury Bond 8.50%,
  02/15/2020................     1,500,000       1,875,240
U.S. Treasury Bond 7.625%,
  02/15/2025................       500,000         580,470
                                               -----------
    Subtotal................                     3,545,644

                                  SHARES
                               OR PRINCIPAL      MARKET
                                  AMOUNT          VALUE
                               ------------    -----------
U.S. GOVERNMENT SECURITIES
(CONTINUED)
--------------------------
U.S. TREASURY NOTES --
  64.54%
U.S. Treasury Note 7.375%,
  05/15/1996................     1,350,000       1,362,447
U.S. Treasury Note 7.50%,
  12/31/1996................       750,000         765,585
U.S. Treasury Note 6.75%,
  05/31/1997................     2,300,000       2,337,743
U.S. Treasury Note 6.00%,
  11/30/1997................       200,000         201,468
U.S. Treasury Note 5.625%,
  01/31/1998................     1,200,000       1,198,872
U.S. Treasury Note 6.125%,
  05/15/1998................       735,000         742,695
U.S. Treasury Note 5.125%,
  11/30/1998................     1,200,000       1,180,128
U.S. Treasury Note 6.75%,
  06/30/1999................     1,880,000       1,939,634
U.S. Treasury Note 6.25%,
  05/31/2000................       500,000         508,515

                                  SHARES
                               OR PRINCIPAL      MARKET
                                  AMOUNT          VALUE
                               ------------    -----------
U.S. TREASURY NOTES (CONTINUED)
U.S. Treasury Note 8.50%,
  11/15/2000................     1,150,000       1,282,606
U.S. Treasury Note 6.375%,
  08/15/2002................     1,300,000       1,333,514
U.S. Treasury Note 7.875%,
  11/15/2004................       450,000         507,163
U.S. Treasury Note 6.50%,
  05/15/2005................       600,000         621,000
                                               -----------
    Subtotal................                    13,981,370
                                               -----------
    Total U.S. Government Securities
      (cost $17,209,981)...................     17,527,014
                                               -----------
TOTAL INVESTMENTS -- 100%
----------------------------
  (cost $21,161,776)........                   $21,663,367
                                                ==========

  The accompanying notes to financial statements are an integral part of this schedule.

                          JACKSON NATIONAL GROWTH FUND

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1995

                                                 MARKET
                                      SHARES      VALUE
                                      ------   -----------
PREFERRED STOCKS -- 0.00%
DIVERSIFIED -- 0.00%
Teledyne, Inc. Series E..............     2    $        29
                                               -----------
  Total Preferred Stock
    (cost $0)........................                   29
                                               -----------
WARRANTS -- 0.00%
ENGINEERING -- 0.00%
Emcor Group, Inc. Warrant-Z..........     2             --
                                               -----------
  Total Warrants
    (cost $0)........................                   --
                                               -----------
COMMON STOCKS -- 100%
AEROSPACE & DEFENSE -- 2.66%
Allied-Signal, Inc. .................   871         37,017
Applied Materials, Inc. (a)..........   600         30,075
Boeing Company....................... 1,046         68,644
EG&G, Inc............................   155          2,887
General Dynamics Corporation.........   182         10,078
Lockheed Martin Corporation..........   612         41,692
Loral Corporation....................   540         15,998
McDonnell Douglas Corporation........   339         27,713
Northrop Grumman Corporation.........   139          7,958
Raytheon Company.....................   712         31,061
Rockwell International Corporation...   700         31,150
Textron, Inc.........................   253         17,394
United Technologies Corporation......   356         31,595
Western Atlas, Inc. (a)..............   149          6,537
                                               -----------
    Subtotal.........................              359,799

APPAREL & TEXTILES -- 0.41%
Fruit of the Loom, Inc. -- Class A
  (a)................................   200          3,475
Liz Claiborne, Inc...................   220          6,243
NIKE, Inc. -- Class B................   418         23,721
Reebok International, Ltd............   234          7,956
Russell Corporation -- Class A.......   113          2,797
Springs Industries, Inc..............    50          2,144
V.F. Corporation.....................   187          8,953
                                               -----------
    Subtotal.........................               55,289

AUTOMOTIVE -- 2.49%
Chrysler Corporation................. 1,200         61,950
Cooper Tire & Rubber Company.........   236          5,457
Dana Corporation.....................   400         10,250
Echlin, Inc..........................   167          5,970
Ford Motor Company................... 3,300         94,875
General Motors Corporation........... 2,350        102,813

                                                 MARKET
                                      SHARES      VALUE
                                      ------   -----------
AUTOMOTIVE (CONTINUED)
Genuine Parts Company................   400         15,850
Goodyear Tire & Rubber Company.......   500         19,000
Pep Boys-Manny, Moe & Jack...........   173          3,784
Snap-On, Inc.........................   121          5,127
TRW, Inc.............................   185         12,164
                                               -----------
    Subtotal.........................              337,240

BROKERAGE -- 0.49%
Merrill Lynch & Company, Inc. .......   544         30.192
Morgan Stanley Group, Inc............   250         21,750
Salomon, Inc. .......................   400         14,450
                                               -----------
    Subtotal.........................               66,392

CAPITAL GOODS & MANUFACTURING --
  5.74%
AMP, Inc.............................   700         27,475
Ball Corporation.....................    84          2,320
Briggs & Stratton Corporation........    82          3,311
Browning-Ferris Industries, Inc......   672         19,572
Caterpillar, Inc.....................   650         36,481
Cincinnati Milacron, Inc.............    95          2,446
Cooper Industries, Inc...............   310         10,463
Corning, Inc.........................   800         20,900
Crane Company........................    85          3,007
Cummins Engine Company, Inc..........   117          4,110
Deere & Company......................   247         22,076
Dover Corporation....................   326         12,877
Eaton Corporation....................   225         11,531
Emerson Electric Company.............   700         49,875
Fluor Corporation....................   239         13,503
FMC Corporation (a)..................   103          7,377
Foster Wheeler Corporation...........   101          3,788
General Electric Company............. 5,300        335,225
General Signal Corporation...........   133          4,239
Giddings & Lewis, Inc................    97          1,564
Grainger (W.W.), Inc.................   145          9,062
Harnischfeger Industries, Inc........   130          4,095
Honeywell, Inc.......................   369         15,498
Illinois Tool Works, Inc.............   400         23,250
Ingersoll-Rand Company...............   301         10,648
Johnson Controls, Inc................   115          6,699
Laidlaw, Inc. -- Class B.............   849          7,641
Morrison Knudsen Corporation.........    93            605
NACCO Industries, Inc. -- Class A....    25          1,431
Navistar International Corporation
  (a)................................   212          2,173
Ogden Corporation....................   137          3,117
PACCAR, Inc..........................   110          4,592
Pall Corporation.....................   335          8,166
Parker-Hannifin Corporation..........   207          6,986

                                                 MARKET
                                      SHARES      VALUE
                                      ------   -----------
CAPITAL GOODS & MANUFACTURING
(CONTINUED)
Raychem Corporation..................   122          5,658
Safety-Kleen Corporation.............   163          2,506
Thomas & Betts Corporation...........    55          3,554
Timken Company.......................    88          3,542
Trinova Corporation..................    81          2,278
Varity Corporation (a)...............   124          4,495
Westinghouse Electric Corporation.... 1,200         16,950
WMX Technologies, Inc................ 1,500         42,188
Zurn Industries, Inc.................    35            875
                                               -----------
    Subtotal.........................              778,149

CHEMICALS -- 3.01%
Air Products & Chemicals, Inc........   323         16,675
Avery Dennison Corporation...........   155          6,936
B.F. Goodrich Company................    73          4,809
Dow Chemical Company.................   900         61,762
Du Pont (E.I.) De Nemours &
  Company............................ 1,700        106,038
Eastman Chemical Company.............   236         14,042
Ecolab, Inc..........................   191          5,539
Grace (W.R.) & Company...............   268         14,941
Great Lakes Chemical Corporation.....   195         13,089
Hercules, Inc........................   339         18,094
Mallinckrodt Group, Inc..............   216          7,506
Millipore Corporation................   140          4,953
Monsanto Company.....................   335         35,091
Morton International, Inc............   500         15,250
Nalco Chemical Company...............   192          5,760
PPG Industries, Inc..................   700         29,750
Praxair, Inc.........................   500         13,500
Rohm & Haas Company..................   193         10,663
Sigma-Aldrich Corporation............   141          6,698
Union Carbide Corporation............   424         16,059
                                               -----------
    Subtotal.........................              407,155

COMPUTERS & TECHNOLOGY -- 10.83%
Advanced Micro Devices, Inc..........   311          7,425
Amdahl Corporation (a)...............   400          3,700
Andrew Corporation (a)...............   108          4,563
Apple Computer, Inc..................   400         14,525
Autodesk, Inc........................   133          4,522
Automatic Data Processing, Inc.......   500         35,750
Cabletron Systems (a)................   200         15,725
Ceridian Corporation (a).............   127          5,524
Cisco Systems, Inc. (a)..............   900         69,750
COMPAQ Computer Corporation (a)......   860         47,945
Computer Associates International,
  Inc................................   750         41,250
Computer Sciences Corporation (a)....   155         10,366
Cray Research, Inc. (a)..............    72          1,494
Data General Corporation (a).........   102          1,173
Digital Equipment Corporation (a)....   500         27,063
DSC Communications Corporation (a)...   400         14,800
First Data Corporation...............   700         46,288

                                                 MARKET
                                      SHARES      VALUE
                                      ------   -----------
COMPUTERS & TECHNOLOGY (CONTINUED)
Harris Corporation...................   111          6,452
Hewlett-Packard Company.............. 1,572        145,606
Intel Corporation.................... 2,550        178,181
Intergraph Corporation (a)...........   126          1,528
International Business Machines
  Corporation........................ 1,793        174,369
Micron Technology, Inc...............   650         45,906
Microsoft Corporation (a)............ 1,800        180,000
Motorola, Inc........................ 1,900        124,688
National Semiconductor
  Corporation (a)....................   358          8,726
Novell, Inc. (a)..................... 1,122         18,513
Oracle Systems Corporation (a)....... 1,400         61,075
Perkin-Elmer Corporation.............   120          4,215
Pitney Bowes, Inc....................   450         19,631
Scientific-Atlanta, Inc..............   214          2,648
Silicon Graphics Corporation (a).....   520         17,290
Sun Microsystems, Inc. (a)...........   271         21,138
Tandem Computers, Inc. (a)...........   400          4,500
Tektronix, Inc.......................    86          5,096
Texas Instruments, Inc...............   600         40,950
Unisys Corporation (a)...............   600          3,375
Xerox Corporation....................   400         51,900
                                               -----------
    Subtotal.........................            1,467,650

CONSUMER PRODUCTS -- 12.83%
Alberto-Culver Company -- Class B....    80          2,510
American Brands, Inc.................   581         24,910
American Greetings Corporation --
  Class A............................   210          6,615
Anheuser-Busch Companies, Inc........   800         52,800
Archer-Daniels-Midland Company....... 1,667         26,880
Avon Products, Inc...................   199         14,154
Bausch & Lomb, Inc...................   167          5,782
Black & Decker Corporation...........   245          8,299
Brown Group, Inc.....................    51            701
Brown-Forman Corporation -- Class
  B..................................   195          7,434
Campbell Soup Company................   800         41,900
Clorox Company.......................   153         10,978
Coca-Cola Company.................... 3,950        283,906
Colgate-Palmolive Company............   500         34,625
ConAgra, Inc.........................   800         30,900
Coors (Adolph) Company -- Class B....   108          1,931
CPC International, Inc...............   500         33,188
CUC International, Inc. (a)..........   600         20,775
Dial Corporation.....................   300          7,313
Eastman Kodak Company................ 1,043         65,319
General Mills, Inc...................   600         34,425
Gillette Company..................... 1,358         65,693
H.J. Heinz Company...................   800         37,200
Hershey Foods Corporation............   248         14,818
International Flavors & Fragrances,
  Inc................................   400         19,300
Jostens, Inc.........................   128          2,896

                                                 MARKET
                                      SHARES      VALUE
                                      ------   -----------
CONSUMER PRODUCTS (CONTINUED)
Kellogg Company......................   700         50,575
National Service Industries, Inc.....   139          4,135
Newell Company.......................   500         12,063
Pepsico, Inc......................... 2,500        131,875
Philip Morris Companies, Inc......... 2,600        219,700
Pioneer Hi-Bred International,
  Inc................................   243         12,059
Polaroid Corporation.................   130          5,557
Premark International, Inc...........   182          8,417
Proctor & Gamble Company............. 2,150        174,150
Quaker Oats Company..................   500         17,063
Ralston-Ralston Purina Group.........   400         23,750
Rubbermaid, Inc......................   550         14,369
Sara Lee Corporation................. 1,500         44,062
Seagram Company, Ltd................. 1,142         41,112
Service Corporation International....   300         12,038
Sherwin-Williams Company.............   244          9,180
Unilever N.V.........................   500         65,500
UST, Inc.............................   579         17,370
Wrigley (W.M.) Jr. Company...........   400         18,600
Zenith Electronics Corporation (a)...   125          1,047
                                               -----------
    Subtotal.........................            1,737,874

DIVERSIFIED -- 1.45%
Alco Standard Corporation............   156         13,806
ITT Corporation......................   400         49,000
Loews Corporation....................   200         29,325
Minnesota Mining & Manufacturing
  Company............................ 1,300         73,938
Teledyne, Inc........................   156          3,880
Tyco International, Ltd..............   300         18,225
Whitman Corporation..................   400          8,500
                                               -----------
    Subtotal.........................              196,674

DOMESTIC BANKS -- 6.64%
Ahmanson (H.F.) & Company............   400         10,000
Banc One Corporation................. 1,200         40,500
Bank of Boston Corporation...........   494         21,983
Bank of New York Company, Inc........   700         29,400
BankAmerica Corporation.............. 1,179         67,792
Bankers Trust New York Corporation...   222         14,153
Barnett Banks, Inc...................   277         15,304
Boatmen's Bancshares, Inc............   368         13,984
Chase Manhattan Corporation..........   517         29,469
Chemical Banking Corporation.........   800         45,500
Citicorp............................. 1,235         80,121
Corestates Financial Corporation.....   417         15,168
First Bank System, Inc...............   425         21,144
First Chicago Corporation............   262         17,783
First Fidelity Bancorporation........   233         15,232
First Interstate Bancorp.............   228         29,412
First Union Corporation..............   508         25,210
Fleet Financial Group, Inc...........   500         19,375
Golden West Financial Corporation....   171          8,571

                                                 MARKET
                                      SHARES      VALUE
                                      ------   -----------
DOMESTIC BANKS (CONTINUED)
Great Western Financial
  Corporation........................   603         13,643
KeyCorp..............................   800         27,000
MBNA Corporation.....................   500         18,438
Mellon Bank Corporation..............   500         25,062
Morgan (J.P.) & Company..............   600         46,275
National City Corporation............   429         13,245
Nationsbank Corporation..............   850         55,888
NBD Bancorp, Inc.....................   500         19,000
Norwest Corporation.................. 1,000         29,500
PNC Bank Corporation.................   750         19,688
Republic New York Corporation........   160          9,380
Shawmut National Corporation.........   450         15,244
Suntrust Banks, Inc..................   337         21,736
U.S. Bancorp, Inc....................   278          8,236
Wachovia Corporation.................   600         26,475
Wells Fargo & Company................   149         31,309
                                               -----------
    Subtotal.........................              900,220

ELECTRIC UTILITIES -- 3.94%
American Electric Power Company,
  Inc................................   600         22,875
Baltimore Gas & Electric Company.....   500         13,375
Carolina Power & Light Company.......   500         16,375
Central & Southwest Corporation......   700         18,725
Cinergy Corporation..................   500         14,188
Consolidated Edison Company of
  New York, Inc......................   800         24,300
Detroit Edison Company...............   500         16,875
Dominion Resources, Inc..............   600         23,850
Duke Power Company...................   809         36,203
Entergy Corporation..................   698         19,893
FPL Group, Inc.......................   700         29,313
General Public Utilities
  Corporation........................   400         12,500
Houston Industries, Inc..............   400         18,550
Niagara Mohawk Power Corporation.....   500          5,375
Northern States Power Company........   189          8,930
Ohio Edison Company..................   500         11,438
Pacific Gas & Electric Company....... 1,400         41,125
Pacificorp...........................   900         16,988
PECO Energy Company..................   740         21,645
Public Service Enterprise Group,
  Inc................................   800         23,500
SCE Corporation...................... 1,400         23,800
Southern Company..................... 2,100         50,137
Texas Utilities Company..............   800         29,400
Unicom Corporation...................   720         23,580
Union Electric Company...............   291         11,349
                                               -----------
    Subtotal.........................              534,289

ENERGY -- 9.68%
Amerada Hess Corporation.............   265         11,958
Amoco Corporation.................... 1,533         97,920
Ashland, Inc.........................   230          7,274
Atlantic Richfield Company...........   500         53,375
Baker Hughes, Inc....................   500          9,813

                                                 MARKET
                                      SHARES      VALUE
                                      ------   -----------
ENERGY (CONTINUED)
Burlington Resources, Inc............   400         14,400
Chevron Corporation.................. 2,050         95,837
Coastal Corporation..................   299          9,680
Columbia Gas System, Inc. (a)........   143          5,506
Consolidated Natural Gas Company.....   265         10,070
Dresser Industries, Inc..............   600         12,450
Eastern Enterprises..................    58          1,733
Enron Corporation....................   800         27,500
ENSERCH Corporation..................   189          2,740
Exxon Corporation.................... 3,900        297,863
Halliburton Company..................   400         16,600
Helmerich & Payne, Inc...............    70          1,811
Kerr-McGee Corporation...............   146          8,048
Louisiana Land & Exploration.........    94          3,325
McDermott International, Inc.........   152          2,413
Mobil Corporation.................... 1,200        120,900
Nicor, Inc...........................   147          3,951
NorAm Energy Corporation.............   400          3,100
Occidental Petroleum Corporation.....   972         20,898
ONEOK, Inc...........................    75          1,828
Oryx Energy Company..................   400          4,600
Pacific Enterprises..................   300          7,425
Panhandle Eastern Corporation........   500         12,625
Pennzoil Company.....................   130          4,908
Peoples Energy Corporation...........    98          2,817
Phillips Petroleum Company...........   860         27,735
Rowan Companies, Inc. (a)............   238          1,577
Royal Dutch Petroleum Company........ 1,700        208,888
Santa Fe Energy Resources, Inc.......   254          2,254
Schlumberger, Ltd....................   800         49,800
Sonat, Inc...........................   246          7,072
Sun Company, Inc.....................   210          6,011
Tenneco, Inc.........................   544         23,868
Texaco, Inc..........................   900         61,313
The Williams Companies, Inc..........   310         11,974
Unocal Corporation...................   800         21,000
USX Corporation -- Marathon Group....   920         16,330
                                               -----------
    Subtotal.........................            1,311,190

HEALTHCARE -- 10.19%
Abbott Laboratories.................. 2,500         99,375
Allergan, Inc........................   179          5,258
ALZA Corporation (a).................   300          6,600
American Home Products Corporation...   944         83,662
Amgen, Inc. (a)......................   850         40,800
Bard (C.R.), Inc.....................   147          4,153
Baxter International, Inc............   900         34,763
Becton, Dickinson & Company..........   192         12,480
Beverly Enterprises, Inc. (a)........   300          3,525
Biomet, Inc. (a).....................   335          5,569
Boston Scientific Corporation (a)....   500         21,062
Bristol-Myers Squibb Company......... 1,573        119,941
Columbia/HCA Healthcare
  Corporation........................ 1,380         67,793

                                                 MARKET
                                      SHARES      VALUE
                                      ------   -----------
HEALTHCARE (CONTINUED)
Community Psychiatric Centers........   123          1,338
Eli Lilly & Company..................   950         91,794
Johnson & Johnson.................... 2,000        163,000
Manor Care, Inc......................   176          5,764
Medtronic, Inc.......................   700         40,425
Merck & Company , Inc................ 3,850        221,375
Pfizer, Inc.......................... 2,000        114,750
Schering-Plough Corporation.......... 1,200         64,350
Shared Medical Systems Corporation...    65          2,511
St. Jude Medical, Inc................   131          6,976
Tenet Healthcare Corporation (a).....   700         12,512
U.S. Healthcare, Inc.................   600         23,100
U.S. Surgical Corporation............   160          3,920
United HealthCare Corporation........   600         31,875
Upjohn Company....................... 1,050         53,288
Warner-Lambert Company...............   450         38,306
                                               -----------
    Subtotal.........................            1,380,265

HOSPITALITY -- .93%
Hilton Hotels Corporation............   139          9,313
Luby's Cafeterias, Inc...............    72          1,494
Marriott International, Inc..........   400         14,750
McDonald's Corporation............... 2,200         90,200
Ryan's Family Steak House, Inc.
  (a)................................   151          1,170
Shoney's, Inc. (a)...................   116          1,291
Wendy's International, Inc...........   400          7,950
                                               -----------
    Subtotal.........................              126,168

HOUSING RELATED -- 1.00%
Armstrong World Industries, Inc......   106          6,294
Centex Corporation...................    85          2,784
Fleetwood Enterprises, Inc...........   130          2,665
Home Depot, Inc...................... 1,500         55,875
Kaufman & Broad Home Corporation.....    91          1,058
Lowe's Companies, Inc................   600         16,200
Masco Corporation....................   500         14,062
Maytag Corporation...................   400          7,600
Owens-Corning Fiberglas
  Corporation (a)....................   200          8,475
Pulte Corporation....................    78          2,467
Stanley Works........................   126          6,016
Whirlpool Corporation................   218         11,554
                                               -----------
    Subtotal.........................              135,050

INDEPENDENT FINANCE COMPANIES --
  2.42%
American Express Company............. 1,600         65,000
Beneficial Corporation...............   148          7,252
Dean Witter Discover & Company.......   600         29,850
Federal Home Loan Mortgage
  Corporation........................   600         41,550
Federal National Mortgage
  Association........................   888         93,129
H&R Block, Inc.......................   302         12,457
Household International, Inc.........   275         15,469
Transamerica Corporation.............   200         13,550

                                                 MARKET
                                      SHARES      VALUE
                                      ------   -----------
INDEPENDENT FINANCE COMPANIES (CONTINUED)
Transport Holdings, Inc. -- Class A
  (a)................................     4            157
Travelers Group, Inc.................   979         49,440
                                               -----------
    Subtotal.........................              327,854

INSURANCE -- 3.08%
Aetna Life & Casualty Company........   400         28,150
Alexander & Alexander Services,
  Inc................................   124          2,774
Allstate Corporation................. 1,400         51,450
American General Corporation.........   700         23,013
American International Group, Inc.... 1,530        129,094
Chubb Corporation....................   249         22,379
CIGNA Corporation....................   206         20,420
General Re Corporation...............   236         34,190
Jefferson - Pilot Corporation........   137          9,042
Lincoln National Corporation.........   360         16,065
Marsh & McLennan Companies, Inc......   213         17,439
Providian Corporation................   280         10,990
SAFECO Corporation...................   182         11,682
St. Paul Companies, Inc..............   240         12,180
Torchmark Corporation................   202          8,383
UNUM Corporation.....................   207         10,893
USF&G Corporation....................   360          6,030
USLIFE Corporation...................    96          2,736
                                               -----------
    Subtotal.........................              416,910

LEISURE & ENTERTAINMENT -- 1.01%
Bally Entertainment Corporation
  (a)................................   132          1,452
Brunswick Corporation................   300          5,850
Disney (Walt) Company................ 1,595         91,912
Handleman Company....................    95            736
Harrah's Entertainment Inc. (a)......   292          7,227
Hasbro, Inc..........................   253          7,717
Mattel, Inc..........................   700         20,125
Outboard Marine Corporation..........    56          1,162
                                               -----------
    Subtotal.........................              136,181

MEDIA -- 2.80%
Capital Cities/ABC, Inc..............   444         52,669
CBS, Inc.............................   175         14,131
Comcast Corporation Special -- Class
  A..................................   800         14,300
Donnelley (R.R.) & Sons Company......   500         18,250
Dow Jones & Company, Inc.............   280          9,870
Dun & Bradstreet Corporation.........   600         35,850
Gannett Company, Inc.................   500         27,188
Harcourt General, Inc................   225          8,916
Harland (J.H.) Company...............    86          1,784
Interpublic Group....................   222          8,603
King World Productions, Inc. (a).....   104          3,627
Knight-Ridder, Inc...................   151          8,381
McGraw-Hill, Inc.....................   142         11,626
Meredith Corporation.................    78          2,788
New York Times Company -- Class A....   281          7,798
Tele-Communications, Inc. --
  Class A (a)........................ 2,000         34,000

                                                 MARKET
                                      SHARES      VALUE
                                      ------   -----------
MEDIA (CONTINUED)
Time Warner, Inc..................... 1,164         42,486
Times Mirror Company -- Class A......   363         10,527
Tribune Company......................   191         12,057
Viacom, Inc. -- Class B (a).......... 1,102         55,100
                                               -----------
    Subtotal.........................              379,951

METALS & MINING -- 1.73%
Alcan Aluminium, Ltd.................   700         22,137
Aluminum Company of America..........   600         30,600
Armco, Inc. (a)......................   400          2,450
ASARCO, Inc..........................   119          3,838
Barrick Gold Corporation............. 1,109         25,646
Bethlehem Steel Corporation (a)......   400          5,250
Crown Cork & Seal Company, Inc.
  (a)................................   255          8,893
Cyprus Amax Minerals Company.........   261          6,819
Echo Bay Mines, Ltd..................   400          3,600
Englehard Corporation................   500         12,437
Freeport-McMoran Copper-B............   700         15,925
Homestake Mining Company.............   450          6,919
Inco, Ltd............................   400         13,750
Inland Steel Industries, Inc.........   125          2,922
Newmont Mining Corporation...........   246          9,286
Nucor Corporation....................   249         11,983
Phelps Dodge Corporation.............   202         12,802
Placer Dome, Inc.....................   800         17,500
Reynolds Metals Company..............   179          9,017
USX Corporation -- U.S. Steel
  Group..............................   300          8,963
Worthington Industries, Inc..........   256          4,256
                                               -----------
    Subtotal.........................              234,993

PAPER & FOREST PRODUCTS -- 1.91%
Bemis Company, Inc...................   144          3,744
Boise Cascade Corporation............   132          4,785
Champion International Corporation...   300         16,050
Deluxe Corporation...................   233          6,262
Federal Paper Board Company, Inc.....   200          8,400
Georgia-Pacific Corporation..........   261         21,533
International Paper Company..........   800         29,600
James River Corporation..............   230          7,389
Kimberly-Clark Corporation...........   500         36,312
Louisiana-Pacific Corporation........   320          7,640
Mead Corporation.....................   168          9,681
Moore Corporation, Ltd...............   350          6,694
Potlatch Corporation.................    82          3,454
Scott Paper Company..................   500         26,625
Stone Container Corporation..........   300          4,950
Temple-Inland, Inc...................   159          7,234
Union Camp Corporation...............   200         10,175
Westvaco Corporation.................   291          8,075
Weyerhaeuser Company.................   650         28,681
Willamette Industries, Inc...........   200         11,600
                                               -----------
    Subtotal.........................              258,884

                                                 MARKET
                                      SHARES      VALUE
                                      ------   -----------
RESTAURANTS -- 0.04%
Darden Restaurants, Inc..............   500          5,688

RETAIL -- 4.13%
Albertson's, Inc.....................   900         29,925
American Stores Company..............   500         14,937
Charming Shoppes, Inc................   290            834
Circuit City Stores, Inc.............   300         10,013
Dayton Hudson Corporation............   207         14,231
Dillard Department Stores, Inc. --
  Class A............................   326          8,843
Fleming Companies, Inc...............   105          2,376
Gap (The), Inc.......................   500         19,687
Giant Food, Inc. -- Class A..........   167          5,365
Great Atlantic & Pacific Tea Co.,
  Inc................................   108          2,187
Kmart Corporation.................... 1,400         11,375
Kroger Company (a)...................   400         13,350
Limited, Inc......................... 1,094         20,102
Longs Drug Stores Corporation........    58          2,320
May Department Stores Company........   800         31,400
Melville Corporation.................   301          9,632
Mercantile Stores Company, Inc.......   104          4,667
Nordstrom, Inc.......................   237          8,784
Penney (J.C.) Company, Inc...........   800         33,700
Price/Costco, Inc. (a)...............   600         10,200
Rite Aid Corporation.................   238          6,426
Sears, Roebuck and Company........... 1,200         40,800
Stride Rite Corporation..............   140          1,575
Supervalu, Inc.......................   202          6,212
Sysco Corporation....................   600         18,225
Tandy Corporation....................   210         10,369
TJX Companies, Inc...................   207          2,794
Toys 'R' Us, Inc. (a)................   920         20,125
Wal-Mart Stores, Inc................. 7,150        154,619
Walgreen Company.....................   800         22,800
Winn-Dixie Stores, Inc...............   215         13,975
Woolworth Corporation................   500          7,313
                                               -----------
    Subtotal.........................              559,161

TELECOMMUNICATIONS -- 8.92%
Airtouch Communications, Inc. (a).... 1,600         45,600
TELECOMMUNICATIONS (CONTINUED)
Alltel Corporation...................   600         18,375

                                                 MARKET
                                      SHARES      VALUE
                                      ------   -----------
Ameritech Corporation................ 1,690         91,260
AT&T Corporation..................... 4,900        313,600
Bell Atlantic Corporation............ 1,360         86,530
BellSouth Corporation................ 1,531        117,122
GTE Corporation...................... 3,000        123,750
MCI Communications Corporation....... 2,150         53,616
Northern Telecom, Ltd................   776         27,936
NYNEX Corporation.................... 1,317         61,899
Pacific Telesis Group................ 1,300         39,487
SBC Communications Inc............... 1,900        106,163
Sprint Corporation................... 1,068         41,118
Tellabs, Inc. (a)....................   300         10,200
U.S. West, Inc....................... 1,500         71,437
                                               -----------
    Subtotal.........................            1,208,093

TRANSPORTATION -- 1.67%
AMR Corporation (a)..................   217         14,322
Burlington Northern Santa Fe, Inc....   460         38,582
Conrail, Inc.........................   225         15,469
Consolidated Freightways, Inc........   121          2,813
CSX Corporation......................   302         25,292
Delta Air Lines, Inc.................   144          9,450
Federal Express Corporation (a)......   160         13,140
Norfolk Southern Corporation.........   388         29,973
Pittston Services Group..............   118          3,245
Roadway Services, Inc................   114          5,101
Ryder System, Inc....................   222          5,355
Santa Fe Pacific Gold Corporation....   450          4,443
Southwest Airlines Company...........   500         10,000
Union Pacific Corporation............   700         45,762
USAir Group, Inc. (a)................   171          2,329
Yellow Corporation...................    79          1,037
                                               -----------
    Subtotal.........................              226,313
                                               -----------

  Total Common Stocks
    (cost $10,769,062)...............           13,547,432
                                               -----------
TOTAL INVESTMENTS -- 100%
  (cost $10,769,062).................          $13,547,461
                                               ===========

-------------------------
(a) Non-income producing.

  The accompanying notes to financial statements are an integral part of this schedule.

                       JACKSON NATIONAL TOTAL RETURN FUND

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1995

                                 SHARES OR
                                 PRINCIPAL      MARKET
                                   AMOUNT        VALUE
                                 ----------   -----------
COMMON STOCKS -- 55.39%
-----------------------
AEROSPACE & DEFENSE -- 4.36%
Lockheed Martin Corporation......      3,900  $   265,688
Raytheon Company.................      6,400      279,200
Rockwell International
  Corporation....................      4,100      182,450
United Technologies
  Corporation....................      3,200      284,000
                                              -----------
    Subtotal.....................               1,011,338

APPAREL & TEXTILES -- 1.70%
NIKE, Inc. -- Class B............      2,500      141,875
V.F. Corporation.................      5,300      253,738
                                              -----------
    Subtotal.....................                 395,613

AUTOMOTIVE -- 1.52%
Ford Motor Company...............      3,900      112,125
General Motors Corporation.......      5,500      240,625
                                              -----------
    Subtotal.....................                 352,750

CAPITAL GOODS & MANUFACTURING -- 0.84%
General Electric Company.........      3,100      196,075
CHEMICALS -- 1.91%
Grace (W.R.) & Company...........      3,700      206,275
PPG Industries, Inc..............      5,600      238,000
                                              -----------
    Subtotal.....................                 444,275

COMPUTER & TECHNOLOGY -- 2.19%
Harris Corporation...............      4,300      249,937
Xerox Corporation................      2,000      259,500
                                              -----------
    Subtotal.....................                 509,437

CONSUMER PRODUCTS -- 5.57%
RJR Nabisco Holdings
  Corporation....................      8,500      261,375
American Brands, Inc.............      4,500      192,937
Anheuser-Busch Companies, Inc....      3,100      204,600
Dial Corporation.................      7,400      180,375
Philip Morris Companies, Inc.....      3,200      270,400
Polaroid Corporation.............      4,300      183,825
                                              -----------
    Subtotal.....................               1,293,512

DIVERSIFIED -- 1.06%
ITT Corporation..................      2,000      245,000
DOMESTIC BANKS -- 5.11%
BankAmerica Corporation..........      3,800      218,500
Boatmen's Bancshares, Inc........      5,200      197,600
Chemical Banking Corporation.....      4,200      238,875
KeyCorp..........................      7,400      249,750
Mellon Bank Corporation..........      5,600      280,700
                                              -----------
    Subtotal.....................               1,185,425

ELECTRIC UTILITIES -- 4.42%
General Public Utilities
  Corporation....................      8,700      271,875
Ohio Edison Company..............     11,500      263,063
PECO Energy Company..............      9,900      289,575
Texas Utilities Company..........      5,500      202,125
                                              -----------
    Subtotal.....................               1,026,638

ENERGY -- 4.59%
Ashland, Inc.....................      8,000      253,000
Chevron Corporation..............      5,300      247,775

                                 SHARES OR
                                 PRINCIPAL      MARKET
                                   AMOUNT        VALUE
                                 ----------   -----------
ENERGY (CONTINUED)
Exxon Corporation................      4,000      305,500
Texaco, Inc......................      3,800      258,875
                                              -----------
    Subtotal.....................               1,065,150

HEALTHCARE -- 6.22%
Baxter International, Inc........      5,400      208,575
Bristol-Myers Squibb Company.....      3,300      251,625
Columbia/HCA Healthcare
  Corporation....................      4,600      225,975
Lilly (Eli) & Company............      2,200      212,575
U.S. Healthcare, Inc.............      7,700      296,450
Upjohn Company...................      4,900      248,675
                                              -----------
    Subtotal.....................               1,443,875

INDEPENDENT FINANCE COMPANIES -- 3.21%
Beneficial Corporation...........      4,800      235,200
Student Loan Marketing
  Association....................      4,400      259,050
Transamerica Corporation.........      3,700      250,675
                                              -----------
    Subtotal.....................                 744,925

INSURANCE -- 2.16%
American General Corporation.....      7,400      243,275
CIGNA Corporation................      2,600      257,725
                                              -----------
    Subtotal.....................                 501,000

LEISURE & ENTERTAINMENT -- 0.14%
Hasbro, Inc......................      1,100       33,550
METALS & MINING -- 1.12%
Phelps Dodge Corporation.........      4,100      259,837
RETAIL -- 3.60%
Dayton Hudson Corporation........      3,400      233,750
Federated Department Stores,
  Inc.(a)........................      8,500      215,688
Melville Corporation.............      5,000      160,000
Penney (J.C.) Company, Inc.......      5,400      227,475
                                              -----------
    Subtotal.....................                 836,913

TELECOMMUNICATIONS -- 3.21%
BellSouth Corporation............      2,700      206,550
Sprint Corporation...............      7,200      277,200
U.S. West, Inc...................      5,500      261,937
                                              -----------
    Subtotal.....................                 745,687

TRANSPORTATION -- 2.46%
Burlington Northern Santa Fe,
  Inc............................      3,500      293,563
CSX Corporation..................      3,300      276,375
                                              -----------
    Subtotal.....................                 569,938
                                              -----------

    Total Common Stocks
      (cost $10,014,255).........              12,860,938
                                              -----------
CORPORATE OBLIGATIONS -- 9.49%
------------------------------
APPAREL & TEXTILES -- 1.24%
CMI Industries, Inc. 9.50%,
  10/01/2003..................... $  100,000       89,000
Day International Group 11.125%,
  06/01/2005 (144A)..............    100,000      102,000
Hartmarx Corporation 10.875%,
  01/15/2002.....................    100,000       98,000
                                              -----------
    Subtotal.....................                 289,000


                                 SHARES OR
                                 PRINCIPAL      MARKET
                                   AMOUNT        VALUE
                                 ----------   -----------
CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------
CAPITAL GOODS
& MANUFACTURING -- 0.44%
Case Corporation
  7.25%, 08/01/2005..............    100,000      102,355

CONSUMER PRODUCTS -- 1.29%
Coty, Inc. 10.25%, 05/01/2005....    100,000      106,250
Joseph Seagram & Sons 7.00%,
  04/15/2008.....................    100,000      100,624
Specialty Foods Company 11.125%,
  10/01/2002.....................    100,000       93,750
                                              -----------
    Subtotal.....................                 300,624

DOMESTIC BANKS -- 0.45%
Nationsbank Corporation 7.75%,
  08/15/2015.....................    100,000      104,947

FOREIGN GOVERNMENTS -- 0.43%
Quebec Province 7.50%,
  07/15/2023.....................    100,000       99,110

HEALTHCARE -- 0.49%
Lilly (Eli) & Company 8.375%,
  12/01/2006.....................    100,000      113,949

HOTEL & GAMING -- 0.47%
Showboat, Inc. 13.00%,
  08/01/2009.....................    100,000      110,000

HOUSING RELATED -- 0.48%
Schuller International Group,
  Inc. 10.875%, 12/15/2004.......    100,000      111,125

INDEPENDENT FINANCE
COMPANIES -- 0.49%
Associated Corporation N.A.
  8.625%, 11/15/2004.............    100,000      113,720

INSURANCE -- 0.48%
American Reinsurance Corporation
  10.875% 09/15/2004.............    100,000      111,376

MEDIA -- 0.90%
Continental Cablevision, Inc.
  8.875%, 09/15/2005.............    100,000      104,500
TCI Communications, Inc. 8.00%,
  08/01/2005.....................    100,000      103,384
                                              -----------
    Subtotal.....................                 207,884

METALS & MINING -- 1.42%
AK Steel Corporation 10.75%,
  04/01/2004.....................    100,000      109,000
UCAR Global Enterprises, Inc.
  12.00%, 01/15/2005.............    105,000      118,256
WMC Finance Limited USA 7.25%,
  11/15/2013.....................    100,000      101,449
                                              -----------
    Subtotal.....................                 328,705

PAPER & FOREST PRODUCTS -- 0.91%
Rainy River Forest Products, Inc.
  10.75%, 10/15/2001.............    100,000      109,500

                                   SHARES OR
                                   PRINCIPAL      MARKET
                                     AMOUNT        VALUE
                                   ----------   -----------
PAPER & FOREST PRODUCTS (CONTINUED)
Repap New Brunswick, Inc.
  10.625%, 04/15/2005............    100,000      102,000
                                              -----------
    Subtotal.....................                 211,500
                                              -----------

    Total Corporate Obligations
      (cost $2,153,165)..........               2,204,295
                                              -----------

U.S. GOVERNMENT SECURITIES -- 34.26%
------------------------------------
U.S. TREASURY BONDS -- 10.23%
U.S. Treasury Bond
  7.25%, 08/15/2004..............    625,000      676,756
U.S. Treasury Strip Bond
  0.00% to 11/15/2009;
  11.75% to 11/15/2014...........    150,000       60,986
U.S. Treasury Strip Bond
  0.00%, 02/15/2015..............    300,000       98,451
U.S. Treasury Bond
  9.00%, 11/15/2018..............    650,000      848,958
U.S. Treasury Strip Bond
  0.00%, 08/15/2021..............    250,000       46,325
U.S. Treasury Bond
  8.00%, 11/15/2021..............    300,000      358,593
U.S. Treasury Bond
  7.50%, 11/15/2024..............    250,000      285,625
                                              -----------
    Subtotal.....................               2,375,694

U.S. TREASURY NOTES -- 24.03%
U.S. Treasury Note
  8.00%, 10/15/1996..............  1,100,000    1,123,892
U.S. Treasury Strip Note
  0.00%, 11/15/1997..............    200,000      178,532
U.S. Treasury Note
  8.875%, 11/15/1997.............    850,000      902,063
U.S. Treasury Note
  9.00%, 05/15/1998..............    900,000      969,606
U.S. Treasury Note
  5.875%, 08/15/1998.............    200,000      200,938
U.S. Treasury Note
  6.875%, 07/31/1999.............  1,100,000    1,139,699
U.S. Treasury Note
  8.00%, 05/15/2001..............    700,000      770,434
U.S. Treasury Strip Note
  0.00%, 02/15/2003..............    450,000      292,895
                                              -----------
    Subtotal.....................               5,578,059
                                              -----------

    Total U.S. Government
      Securities (cost
      $7,863,311)................               7,953,753
                                              -----------

SHORT TERM INVESTMENTS -- 0.86%
-------------------------------
COMMERCIAL PAPER -- 0.86%
General Electric Capital
  Corporation
  5.60%, 11/03/1995..............    200,000      199,938
                                              -----------

    Total Short Term Investments
      (cost $199,938)............                 199,938
                                              -----------

TOTAL INVESTMENTS -- 100%
---------------------------------
  (cost $20,230,669).............             $23,218,924
                                              ===========

-------------------------
(a) Non-income producing.

  The accompanying notes to financial statements are an integral part of this schedule.

                        JNCMF SERVICES FOR SHAREHOLDERS

Receive up-to-date account information on your balance, last transaction, recent Fund distribution and other services. You may also process transactions such as purchases, redemptions and exchanges using a touch-pad telephone, as well as receive quotes on price yield and total return of your Jackson National Fund. Call toll free 800/258-1585.

- EASY ACCESS TO INFORMATION ON YOUR ACCOUNT. Information about your JNCMF account is available 24 hours a day by calling 800/258-1585. To speak with a Mutual Fund representative about your account, call toll free 800/888-FUND (888-3863) between 8:00 a.m. and 5:00 p.m. CST.

- EXCHANGE PRIVILEGE. You may move your money among funds in the Jackson National Family of Funds quickly and easily without a service fee. JNCMF gives you the added ability to move your money any time of day, any day of the week. JNCMF offers a variety of funds with different investment objectives for your changing investment needs.

- AUTOMATIC MONTHLY INVESTMENT PLAN. You may purchase additional shares by having your money automatically withdrawn from your checking account and deposited into your Fund's account each month.

- PREAUTHORIZED ELECTRONIC FUNDS TRANSFER (ACH). Often referred to as a "paperless check," ACH allows you to take advantage of a variety of preauthorized account transactions, including automatic monthly investments and systematic monthly or quarterly withdrawals. ACH is a quick, safe and accurate way to move money between your bank account and your JNCMF account.

- CHECK WRITING. Shareholders of Jackson National's Money Market Fund may exercise the check writing privilege to draw from their accounts.

- REDEMPTION. Easy access makes redemption services available to you 24 hours a day, every day of the year. The amount you receive may be more, or less, than your original investment.

- ADDITIONS TO YOUR ACCOUNT. You can purchase additional shares for your account at any time with a $50 minimum additional investment.

- REINVESTMENT OF DISTRIBUTIONS. You can compound the return on your investment by automatically reinvesting your Fund's distributions at net asset value with no sales charge.

- RETIREMENT PLANS. JNCMF offers a range of qualified retirement plans, including IRAs, Rollover IRAs, SEP-IRAs and 403(b) accounts. 401(k) programs, Keogh or Corporate Profit-Sharing and Money-Purchase plans may invest in the Jackson National Family of Funds. For more information, please call toll free at 800/888-FUND.

JNCMF is committed to providing you with quality service responsive to your needs. We will do our best to assist you in carrying out your investment plans.

This report was prepared primarily for the Fund's Shareholders. Its use for other purposes is authorized only when it is preceded or accompanied by the delivery of a current prospectus showing the sales charge and other important information about the Fund.

FUND -
    Jackson National Capital Management Funds

JACKSON NATIONAL FAMILY OF FUNDS
    Managed by:
    Jackson National Financial Services, Inc.
    Distributed by:
    Jackson National Financial Services, Inc.

MONEY MARKET FUND SEEKS:
Income consistent with preservation of capital and maintenance of liquidity by investing in high-quality, short-term money market instruments.

TAX-EXEMPT FUND SEEKS:
Income exempt from Federal Income Tax consistent with preservation of capital by investing in a diversified portfolio of Municipal obligations, the interest from which is exempt from Federal Income Taxes.

INCOME FUND SEEKS:
Income consistent with preservation of capital by investing primarily in investment-grade debt securities.

GROWTH FUND SEEKS:
Income and growth by investing in a statistically selected sample of the 500 stocks in the Standard & Poor's 500 Composite Stock Price Index.

TOTAL RETURN FUND SEEKS:
A combination of income and capital appreciation consistent with reasonable risk by investing in stocks, bonds and money market instruments.

                    For more complete information about the
                       Jackson National Family of Funds,
                including all charges and expenses, call your
             Registered Representative or our toll free number:
                                  800/USE-JNLI
                         800/888-FUND    (800/888-3863)

                           [JACKSON NATIONAL LOGO]

                                JACKSON NATIONAL
                            CAPITAL MANAGEMENT FUNDS

                                     Annual
                                     Report


                                October 31, 1995

        [JACKSON NATIONAL LOGO]
JACKSON NATIONAL CAPITAL MANAGEMENT FUNDS
P.O. Box 419102
Kansas City, MO 64141-6102


M2279 Rev. 12/95